Schedule of Investments (unaudited) September 30, 2019	iShares MSCI Total International Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Total International ex U.S. Index Master Portfolio of Master Investment Portfolio	$928,622,253

Total Investments (Cost — $876,437,443) — 100.0%	928,622,253

Liabilities in Excess of Other Assets — (0.0)%	(132,975)

Net Assets — 100.0%	$928,489,278

iShares MSCI Total International Index (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2019, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $928,622,253 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

1

Schedule of Investments (unaudited) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.6%

Argentina — 0.1%
Banco Macro SA — ADR	2,190	$56,984
Globant SA(a)	1,394	127,662
Grupo Financiero Galicia SA — ADR	4,253	55,289
Pampa Energia SA — ADR(a)	3,285	57,028
Telecom Argentina SA — ADR	6,259	62,590
Transportadora de Gas del Sur SA	6,764	57,426
YPF SA, ADR(b)	7,500	69,375

		486,354

Australia — 5.1%
AGL Energy Ltd.	29,297	379,014
Alumina Ltd.	105,749	169,424
AMP Ltd.	123,510	152,332
APA Group(c)	54,780	424,264
Aristocrat Leisure Ltd.	27,117	560,647
ASX Ltd.	7,743	424,312
Aurizon Holdings Ltd.	84,172	335,539
AusNet Services	88,260	108,131
Australia & New Zealand Banking Group Ltd.	124,708	2,395,600
Bank of Queensland Ltd.(b)	24,114	161,492
Bendigo & Adelaide Bank Ltd.	16,974	131,702
BHP Group Ltd.	131,126	3,240,197
BHP Group PLC	94,653	2,021,719
BlueScope Steel Ltd.	28,378	230,497
Boral Ltd.	49,450	161,385
Brambles Ltd.	67,987	523,568
Caltex Australia Ltd.	10,823	192,309
Challenger Ltd.	20,006	99,632
CIMIC Group Ltd.	6,446	136,965
Coca-Cola Amatil Ltd.	30,008	215,935
Cochlear Ltd.	2,486	349,841
Coles Group Ltd.	47,202	490,736
Commonwealth Bank of Australia(b)	78,444	4,279,073
Computershare Ltd.	21,967	240,139
Crown Resorts Ltd.	17,839	145,116
CSL Ltd.	20,279	3,206,351
Dexus	50,184	404,219
Flight Centre Travel Group Ltd.(b)	4,546	146,015
Fortescue Metals Group Ltd.	62,711	373,269
Goodman Group	70,015	670,168
GPT Group	85,677	356,280
Harvey Norman Holdings Ltd.(b)	16,035	49,054
Incitec Pivot Ltd.	66,272	151,768
Insurance Australia Group Ltd.	100,853	538,147
Lendlease Group(c)	23,245	275,706
Macquarie Group Ltd.	14,132	1,252,691
Magellan Financial Group Ltd.	5,653	196,895
Medibank Pvt Ltd.	111,137	255,228
Mirvac Group	177,414	366,513
National Australia Bank Ltd.	125,998	2,526,286
Newcrest Mining Ltd.	33,676	777,096
Oil Search Ltd.	55,471	273,846

Security	Shares	Value

Australia (continued)
Orica Ltd.	17,936	$273,134
Origin Energy Ltd.	70,011	377,088
QBE Insurance Group Ltd.	63,379	537,606
Ramsay Health Care Ltd.	6,831	299,266
REA Group Ltd.	2,994	218,883
Rio Tinto Ltd.	17,287	1,082,770
Rio Tinto PLC	49,964	2,597,256
Santos Ltd.	76,322	397,958
Scentre Group	239,112	634,376
SEEK Ltd.	14,013	203,264
Sonic Healthcare Ltd.	18,219	345,451
South32 Ltd.	233,710	412,192
Stockland	120,177	369,146
Suncorp Group Ltd.(a)	58,287	537,004
Sydney Airport(c)	56,475	306,444
Tabcorp Holdings Ltd.	86,499	283,132
Telstra Corp. Ltd.	169,713	402,298
TPG Telecom Ltd.	14,159	66,362
Transurban Group(c)	117,098	1,162,486
Treasury Wine Estates Ltd.	31,088	390,212
Vicinity Centres	183,891	319,048
Washington H Soul Pattinson & Co. Ltd.	6,150	87,386
Wesfarmers Ltd.	50,606	1,359,673
Westpac Banking Corp.	153,810	3,071,990
Woodside Petroleum Ltd.	44,033	961,994
Woolworths Group Ltd.	55,280	1,391,044
WorleyParsons Ltd.	15,561	136,514

		47,613,078

Austria — 0.2%
ANDRITZ AG	2,807	114,709
Erste Group Bank AG(a)	12,929	427,298
OMV AG	7,068	378,833
Raiffeisen Bank International AG	8,941	207,356
Verbund AG	2,859	156,431
voestalpine AG	5,074	116,662

		1,401,289

Belgium — 0.7%
Ageas	9,147	507,065
Anheuser-Busch InBev SA	33,827	3,219,637
Colruyt SA	2,435	133,395
Groupe Bruxelles Lambert SA	3,171	304,379
KBC Group NV	11,253	730,897
Proximus SADP	7,301	216,942
Solvay SA	3,386	350,543
Telenet Group Holding NV	1,636	77,202
UCB SA	5,499	398,965
Umicore SA	9,298	351,309

		6,290,334

Brazil — 1.5%
Ambev SA	211,436	979,589
Atacadao SA(a)	19,425	98,412
B2W Cia Digital(a)	14,053	163,340

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
B3 SA — Brasil Bolsa Balcao	85,483	$897,634
Banco Bradesco SA	56,646	426,043
Banco BTG Pactual SA(a)	7,666	108,026
Banco do Brasil SA	40,649	445,041
Banco Santander Brasil SA	23,639	257,899
BB Seguridade Participacoes SA	29,783	251,098
BR Malls Participacoes SA	45,055	156,258
BRF SA(a)	28,171	259,000
CCR SA	52,990	219,997
Centrais Eletricas Brasileiras SA	14,343	138,599
Cia de Saneamento Basico do Estado de Sao Paulo	13,793	164,655
Cia Siderurgica Nacional SA	38,838	123,666
Cielo SA	56,040	107,900
Cosan SA	9,178	117,515
Embraer SA	41,883	180,538
Energisa SA	7,713	92,724
Engie Brasil Energia SA	5,750	61,431
Equatorial Energia SA	7,300	176,204
Hypera SA	19,300	155,749
IRB Brasil Resseguros S/A	30,111	272,923
Itau Unibanco Holding SA, Preference Shares	207,441	1,748,916
Klabin SA	43,092	159,613
Kroton Educacional SA	73,599	198,038
Localiza Rent a Car SA	20,769	227,237
Lojas Renner SA	30,003	364,445
M Dias Branco SA	4,500	37,907
Magazine Luiza SA	28,160	251,037
Multiplan Empreendimentos Imobiliarios SA	14,550	101,028
Natura Cosmeticos SA	16,400	133,649
Notre Dame Intermedica Participacoes SA	17,832	232,827
Petrobras Distribuidora SA	32,398	214,664
Petroleo Brasileiro SA	142,943	1,037,252
Porto Seguro SA	4,400	62,363
Raia Drogasil SA	9,300	214,451
Rumo SA(a)	53,100	313,108
Sul America SA	10,107	116,056
Suzano SA	20,462	165,717
TIM Participacoes SA	41,040	117,639
Ultrapar Participacoes SA	41,657	185,378
Vale SA(a)	139,742	1,605,959
WEG SA	48,816	284,675

		13,626,200

Canada — 6.8%
Agnico Eagle Mines Ltd.	11,305	605,846
Air Canada(a)	5,891	192,135
Alimentation Couche-Tard, Inc., Class B	38,234	1,171,680
AltaGas Ltd.	10,487	153,959
Atco Ltd. Class I	3,829	140,114
Aurora Cannabis, Inc.(a)(b)	36,707	161,252

Security	Shares	Value

Canada (continued)
Bank of Montreal	28,780	$2,119,751
Bank of Nova Scotia(b)	53,275	3,025,960
Barrick Gold Corp.	74,688	1,292,108
BCE, Inc.	7,099	343,363
BlackBerry Ltd.(a)	22,301	116,820
Bombardier, Inc., Class B(a)	82,198	111,057
Brookfield Asset Management, Inc., Class A	36,771	1,952,553
CAE, Inc.	11,511	292,456
Cameco Corp.	18,780	178,324
Canadian Imperial Bank of Commerce	19,515	1,610,133
Canadian National Railway Co.	31,544	2,832,377
Canadian Natural Resources Ltd.	50,513	1,343,989
Canadian Pacific Railway Ltd.	6,390	1,420,043
Canadian Tire Corp. Ltd., Class A	3,022	339,118
Canadian Utilities Ltd., Class A	5,686	167,595
Canopy Growth Corp.(a)(b)	8,564	196,186
CCL Industries, Inc., Class B	6,846	276,145
Cenovus Energy, Inc.	48,424	454,323
CGI, Inc.(a)	10,076	796,741
CI Financial Corp.	11,467	167,307
Constellation Software, Inc.	899	897,846
Cronos Group, Inc.(a)(b)	7,439	67,211
Dollarama, Inc.	12,664	453,375
Emera, Inc.	12,252	537,854
Empire Co. Ltd., Class A	7,280	197,104
Enbridge, Inc.	89,419	3,138,456
Encana Corp.(b)	66,055	302,641
Fairfax Financial Holdings Ltd.	1,310	577,454
First Capital Realty, Inc.	10,928	182,044
Fortis, Inc.	17,967	759,582
Franco-Nevada Corp.	9,060	825,545
George Weston Ltd.	4,118	346,448
Gildan Activewear, Inc.	9,332	331,200
Great-West Lifeco, Inc.	13,282	318,904
H&R Real Estate Investment Trust	5,810	101,434
Husky Energy, Inc.	15,100	106,225
Hydro One Ltd.(d)	13,242	244,780
iA Financial Corp. Inc.	6,144	279,595
IGM Financial, Inc.	4,062	115,343
Imperial Oil Ltd.	11,421	297,411
Intact Financial Corp.	6,587	662,951
Inter Pipeline Ltd.(b)	18,400	322,904
Keyera Corp.	8,699	211,229
Kinross Gold Corp.(a)	51,695	238,019
Kirkland Lake Gold Ltd.	7,885	353,228
Loblaw Cos. Ltd.	8,981	511,534
Magna International, Inc.	13,924	742,207
Manulife Financial Corp.	84,110	1,542,720
Methanex Corp.	3,599	127,704
Metro, Inc.	11,614	511,337
National Bank of Canada	14,873	740,030
Nutrien Ltd.	25,526	1,271,628
Onex Corp.	4,171	258,568

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Open Text Corp.	11,498	$468,998
Pembina Pipeline Corp.	21,201	785,886
Power Corp. of Canada	15,897	366,212
Power Financial Corp.(b)	12,359	286,575
PrairieSky Royalty Ltd.	13,775	192,144
Quebecor, Inc., Class B	7,073	160,589
Restaurant Brands International, Inc.	10,021	712,517
RioCan Real Estate Investment Trust	9,233	183,845
Rogers Communications, Inc., Class B	15,863	772,646
Royal Bank of Canada	62,637	5,081,027
Saputo, Inc.	10,865	333,942
Shaw Communications, Inc., Class B	17,093	335,835
Shopify, Inc., Class A(a)	4,361	1,357,165
SNC-Lavalin Group, Inc.	6,877	96,860
Stars Group, Inc.(a)(b)	7,439	111,345
Sun Life Financial, Inc.(b)	27,426	1,226,340
Suncor Energy, Inc.	69,586	2,194,965
TC Energy Corp.(b)	40,615	2,103,022
Teck Resources Ltd., Class B	21,176	343,330
TELUS Corp.	10,231	364,110
Thomson Reuters Corp.	9,268	619,452
Toronto-Dominion Bank	79,659	4,644,796
Tourmaline Oil Corp.	10,430	103,210
Vermilion Energy, Inc.(b)	5,389	89,773
West Fraser Timber Co. Ltd.	3,334	133,375
Wheaton Precious Metals Corp.	19,138	501,834
WSP Global, Inc.	4,270	249,557

		62,855,196

Chile — 0.3%
Aguas Andinas SA, Class A	76,400	41,786
Antofagasta PLC	18,127	200,114
Banco de Chile	2,204,067	308,627
Banco de Credito e Inversiones SA	2,187	137,738
Banco Santander Chile	1,921,256	135,356
Cencosud SA	73,021	120,174
Cia Cervecerias Unidas SA	4,404	49,196
Colbun SA	466,420	84,124
Empresa Nacional de Telecomunicaciones SA(a)	2,032	17,817
Empresas CMPC SA	65,894	153,269
Empresas COPEC SA	18,259	172,160
Enel Americas SA	1,752,619	320,887
Enersis Chile SA	1,771,049	153,095
Itau CorpBanca	2,375,874	17,990
Latam Airlines Group SA	13,848	153,075
Lundin Mining Corp.	21,717	102,122
SACI Falabella	39,547	221,016

		2,388,546

China — 8.1%
3SBio, Inc.(a)(d)	95,500	157,929
51job, Inc. — ADR(a)(b)	1,550	114,700
58.com, Inc. — ADR(a)(b)	4,858	239,548

Security	Shares	Value

China (continued)
AAC Technologies Holdings, Inc.(b)	29,500	$155,628
AECC Aviation Power Co. Ltd., Class A	24,600	75,448
Agile Group Holdings Ltd.(b)	76,000	92,321
Agricultural Bank of China Ltd., Class A	289,800	140,550
Agricultural Bank of China Ltd., Class H	1,123,000	439,762
Aier Eye Hospital Group Co. Ltd., Class A	21,320	106,010
Air China Ltd., Class H	62,000	54,417
Alibaba Group Holding Ltd. — ADR(a)	62,777	10,498,198
Alibaba Health Information Technology Ltd.(a)(b)	176,000	153,680
Aluminum Corp. of China Ltd., Class H(a)	164,000	51,677
Anhui Conch Cement Co. Ltd., Class A	17,700	102,612
Anhui Conch Cement Co. Ltd., Class H	45,500	270,012
ANTA Sports Products Ltd.	55,000	454,640
Autohome, Inc. — ADR(a)(b)	2,357	195,937
AviChina Industry & Technology Co. Ltd., Class H	116,000	56,986
BAIC Motor Corp. Ltd., Class H(d)	114,000	70,427
Baidu, Inc. — ADR(a)	12,255	1,259,324
Bank of Beijing Co. Ltd., Class A	100,100	75,216
Bank of China Ltd., Class A	111,600	55,992
Bank of China Ltd., Class H	3,474,000	1,362,402
Bank of Communications Co. Ltd., Class A	130,900	99,984
Bank of Communications Co. Ltd., Class H	470,700	307,255
Bank of Hangzhou Co. Ltd., Class A	70,800	83,869
Bank of Jiangsu Co. Ltd., Class A	79,800	75,116
Bank of Ningbo Co. Ltd., Class A	25,600	90,515
Bank of Shanghai Co. Ltd., Class A	8,710	11,413
Baozun, Inc., ADR(a)(b)	2,062	88,047
BeiGene Ltd., ADR(a)	1,512	185,160
Beijing Capital International Airport Co. Ltd., Class H	100,000	85,331
Beijing Enterprises Holdings Ltd.	21,000	96,627
Beijing Enterprises Water Group Ltd.(a)(b)	232,000	118,708
BOC Hong Kong Holdings Ltd.	149,500	507,286
BOE Technology Group Co. Ltd., Class A	158,600	83,492
Brilliance China Automotive Holdings Ltd.(b)	148,000	158,992
Byd Co. Ltd., Class H	30,000	149,093
BYD Electronic International Co. Ltd.(b)	15,000	22,460
CGN Power Co. Ltd., Class H(d)	546,000	138,034
China Aoyuan Group Ltd.	76,000	86,096
China Cinda Asset Management Co. Ltd., Class H	360,000	70,725
China CITIC Bank Corp. Ltd., Class H	448,000	238,857
China Communications Construction Co. Ltd., Class H	239,000	186,875

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Communications Services Corp. Ltd., Class H	138,000	$78,236
China Conch Venture Holdings Ltd.	92,500	342,088
China Construction Bank Corp., Class A	83,600	81,928
China Construction Bank Corp., Class H	4,088,000	3,114,887
China Eastern Airlines Corp. Ltd., Class H(a)	176,000	85,242
China Education Group Holdings Ltd.(b)	58,000	85,205
China Everbright Bank Co. Ltd., Class H	299,000	127,372
China Everbright International Ltd.	146,629	112,786
China Everbright Ltd.	52,000	60,852
China Evergrande Group(a)(b)	103,000	219,471
China Galaxy Securities Co. Ltd., Class H	132,500	70,539
China Hongqiao Group Ltd.	133,000	84,920
China Huarong Asset Management Co. Ltd., Class H(d)	320,000	48,172
China Huishan Dairy Holdings Co. Ltd.(a)(e)	109,840	225
China International Capital Corp. Ltd., Class H(d)	59,200	114,900
China International Travel Service Corp. Ltd., Class A	7,700	100,382
China Jinmao Holdings Group Ltd.	172,000	98,602
China Life Insurance Co. Ltd., Class A	23,000	88,688
China Life Insurance Co. Ltd., Class H	304,000	700,521
China Literature Ltd.(a)(b)(d)	24,200	82,174
China Longyuan Power Group Corp. Ltd., Class H	126,000	70,797
China Medical System Holdings Ltd.	61,000	72,453
China Mengniu Dairy Co. Ltd.(a)	112,000	419,246
China Merchants Bank Co. Ltd., Class A	46,300	225,741
China Merchants Bank Co. Ltd., Class H	160,578	763,734
China Merchants Port Holdings Co. Ltd.	65,720	98,855
China Merchants Securities Co. Ltd., Class A	46,000	106,068
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	87,895
China Minsheng Banking Corp. Ltd., Class A	159,000	134,139
China Minsheng Banking Corp. Ltd., Class H	367,680	249,967
China Mobile Ltd.	275,500	2,282,173
China Molybdenum Co. Ltd., Class H(b)	213,000	70,695
China National Building Material Co. Ltd., Class H	132,000	118,395
China National Nuclear Power Co. Ltd., Class A	102,500	76,003
China Oilfield Services Ltd., Class H	64,000	76,530
China Oriental Group Co. Ltd.	156,000	53,939
China Overseas Land & Investment Ltd.	138,000	434,175
China Pacific Insurance Group Co. Ltd., Class A	15,500	75,802

Security	Shares	Value

China (continued)
China Pacific Insurance Group Co. Ltd., Class H	103,800	$380,872
China Petroleum & Chemical Corp., Class A	90,900	63,933
China Petroleum & Chemical Corp., Class H	1,056,400	625,116
China Railway Construction Corp. Ltd., Class A	81,100	107,523
China Railway Construction Corp. Ltd., Class H	67,000	73,298
China Railway Group Ltd., Class H	230,000	139,610
China Resources Beer Holdings Co. Ltd.	62,000	328,487
China Resources Cement Holdings Ltd.	122,000	122,364
China Resources Gas Group Ltd.	48,000	237,528
China Resources Land Ltd.	105,111	440,270
China Resources Pharmaceutical Group Ltd.(d)	69,500	65,019
China Resources Power Holdings Co. Ltd.	118,000	143,168
China Shenhua Energy Co. Ltd., Class A	31,800	83,696
China Shenhua Energy Co. Ltd., Class H	140,000	281,071
China Shipbuilding Industry Co. Ltd.	99,699	77,020
China Southern Airlines Co. Ltd., Class H	120,000	72,587
China State Construction Engineering Corp. Ltd., Class A	105,700	80,463
China State Construction International Holdings Ltd.(b)	70,000	65,780
China Taiping Insurance Holdings Co. Ltd.	72,672	162,197
China Telecom Corp. Ltd., Class H	612,000	278,680
China Tower Corp. Ltd., Class H(d)	1,824,000	413,954
China Traditional Chinese Medicine Holdings Co. Ltd.	178,000	81,667
China Unicom Hong Kong Ltd.	288,000	304,898
China United Network Communications Ltd., Class A	118,200	99,620
China Vanke Co. Ltd., Class A	21,601	78,537
China Vanke Co. Ltd., Class H	56,000	194,895
China Yangtze Power Co. Ltd., Class A	48,900	124,966
Chongqing Rural Commercial Bank Co. Ltd., Class H	122,000	64,954
CIFI Holdings Group Co. Ltd.	170,000	99,353
CITIC Ltd.	220,000	277,708
CITIC Securities Co. Ltd., Class A	32,100	101,285
CITIC Securities Co. Ltd., Class H	103,000	192,974
CNOOC Ltd.	765,000	1,171,314
COSCO SHIPPING Ports Ltd.	134,000	107,010
Country Garden Holdings Co. Ltd.	341,270	432,240
Country Garden Services Holdings Co. Ltd.	67,000	193,230
CRRC Corp. Ltd., Class A	99,799	102,398

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
CRRC Corp. Ltd., Class H	222,350	$155,153
CSPC Pharmaceutical Group Ltd.	220,000	441,501
Ctrip.com International Ltd. — ADR(a)	17,299	506,688
Dali Foods Group Co. Ltd.(d)	175,500	107,704
Dongfeng Motor Group Co. Ltd., Class H	138,000	131,115
ENN Energy Holdings Ltd.	34,000	351,876
Far East Horizon Ltd.	141,000	130,951
Foshan Haitian Flavouring & Food Co. Ltd., Class A	6,300	97,134
Fosun International Ltd.	131,500	162,765
Future Land Development Holdings Ltd.(a)	108,000	94,271
Fuyao Glass Industry Group Co. Ltd., Class A	1,200	3,615
GD Power Development Co. Ltd., Class A	234,500	78,563
GDS Holdings Ltd. — ADR(a)	2,591	103,847
Geely Automobile Holdings Ltd.	228,000	387,468
Genscript Biotech Corp.(a)	36,000	69,004
GF Securities Co. Ltd., Class H(a)	93,600	98,117
GOME Retail Holdings Ltd.(a)(b)	627,000	56,786
Great Wall Motor Co. Ltd., Class H	157,500	105,539
Gree Electric Appliances, Inc. of Zhuhai, Class A	11,300	90,774
Guangdong Investment Ltd.	122,000	238,769
Guangzhou Automobile Group Co. Ltd., Class H	134,400	128,624
Guangzhou R&F Properties Co. Ltd., Class H	26,000	39,363
Guotai Junan Securities Co. Ltd., Class A	4,644	11,453
Haidilao International Holding Ltd.(d)	20,000	85,425
Haitian International Holdings Ltd.	67,000	137,178
Haitong Securities Co. Ltd., Class H	163,200	171,166
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	34,899	158,220
Hengan International Group Co. Ltd.	28,000	183,474
Hua Hong Semiconductor Ltd.(b)(d)	43,000	85,628
Huadian Power International Corp. Ltd., Class H	208,000	79,121
Huaneng Power International, Inc., Class H	192,000	92,384
Huaneng Renewables Corp. Ltd., Class H	158,000	53,735
Huatai Securities Co. Ltd., Class A	31,600	84,633
Huatai Securities Co. Ltd., Class H(d)	68,800	103,097
Huaxia Bank Co. Ltd., Class A	132,899	137,425
Huazhu Group Ltd., ADR	6,229	205,682
Industrial & Commercial Bank of China Ltd., Class A	102,500	79,447
Industrial & Commercial Bank of China Ltd., Class H	2,859,000	1,915,344
Industrial Bank Co. Ltd., Class A	35,600	87,533

Security	Shares	Value

China (continued)
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	$77,597
iQIYI, Inc., ADR(a)(b)	6,171	99,538
JD.com, Inc. — ADR(a)	31,873	899,137
Jiangsu Expressway Co. Ltd., Class H	26,000	33,015
Jiangsu Hengrui Medicine Co. Ltd., Class A	7,800	88,177
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,200	75,842
Jiangxi Copper Co. Ltd., Class H	36,000	41,692
Kaisa Group Holdings Ltd.(a)	221,000	96,983
Kingboard Holdings Ltd.	35,000	92,726
Kingdee International Software Group Co. Ltd.(b)	100,000	105,308
Kingsoft Corp. Ltd.(a)(b)	25,000	53,027
Kunlun Energy Co. Ltd.	134,000	115,465
Kweichow Moutai Co. Ltd., Class A	2,516	405,547
KWG Group Holdings Ltd.(a)	74,000	64,880
Lenovo Group Ltd.	322,000	214,814
Li Ning Co. Ltd.	98,500	282,598
Logan Property Holdings Co. Ltd.	72,000	102,514
Longfor Group Holdings Ltd.(d)	74,500	278,241
Luye Pharma Group Ltd.(d)	111,000	79,182
Meitu, Inc.(a)(d)	263,500	60,571
Meituan Dianping, Class B(a)	50,200	512,711
Metallurgical Corp. of China Ltd., Class A	330,500	129,219
Midea Group Co. Ltd., Class A	4,100	29,389
MMG Ltd.(a)(b)	8,000	1,888
Momo, Inc., ADR(a)(b)	7,937	245,888
NetEase, Inc. — ADR	3,172	844,323
New China Life Insurance Co. Ltd., Class H	43,200	170,721
New Oriental Education & Technology Group, Inc. — ADR(a)	6,612	732,345
Nexteer Automotive Group Ltd.	81,000	66,891
NIO, Inc., ADR(a)(b)	23,275	36,309
Noah Holdings Ltd., ADR(a)(b)	1,707	49,844
People’s Insurance Co. Group of China Ltd., Class H	381,000	152,537
PetroChina Co. Ltd., Class H	818,000	419,595
PICC Property & Casualty Co. Ltd., Class H	320,298	373,734
Pinduoduo, Inc., ADR(a)	7,859	253,217
Ping An Bank Co. Ltd., Class A	47,100	103,062
Ping An Insurance Group Co. of China Ltd., Class A	22,800	278,307
Ping An Insurance Group Co. of China Ltd., Class H	249,500	2,867,680
Poly Developments and Holdings Group Co. Ltd., Class A	43,000	86,280
Postal Savings Bank of China Co. Ltd., Class H(d)	453,000	276,311
SAIC Motor Corp. Ltd., Class A	30,300	101,003

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Semiconductor Manufacturing International Corp.(a)	187,600	$234,613
Shandong Gold Mining Co. Ltd.	20,860	98,537
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	135,934
Shanghai Electric Group Co. Ltd., Class H	104,000	33,561
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	21,500	57,722
Shanghai Industrial Holdings Ltd.	15,000	27,947
Shanghai Industrial Urban Development Group Ltd.	15,000	1,893
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	85,800	96,289
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	112,292
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	157,665
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	85,772
Shenzhen International Holdings Ltd.	40,500	77,759
Shenzhou International Group Holdings Ltd.	35,000	456,586
Shimao Property Holdings Ltd.	51,000	148,944
SINA Corp.(a)	2,721	106,636
Sino-Ocean Group Holding Ltd.	137,000	46,546
Sinopec Engineering Group Co. Ltd., Class H	105,500	66,282
Sinopec Shanghai Petrochemical Co. Ltd., Class H	123,000	35,758
Sinopharm Group Co. Ltd., Class H	48,000	150,047
Sinotruk Hong Kong Ltd.	56,000	83,055
SOHO China Ltd.	195,000	55,749
Sunac China Holdings Ltd.	109,000	438,145
Suning.com Co. Ltd., Class A	59,200	85,941
Sunny Optical Technology Group Co. Ltd.	35,700	524,035
TAL Education Group — ADR(a)(b)	17,329	593,345
Tencent Holdings Ltd.	253,900	10,620,101
Tencent Music Entertainment Group, ADR(a)(b)	5,966	76,186
Tingyi Cayman Islands Holding Corp.	88,000	123,888
TravelSky Technology Ltd.,Class H	59,000	122,517
Tsingtao Brewery Co. Ltd., Class H	14,000	84,467
Uni-President China Holdings Ltd.	82,000	88,470
Vipshop Holdings Ltd. — ADR(a)	19,089	170,274
Want Want China Holdings Ltd.(b)	192,000	153,319
Weibo Corp. — ADR(a)(b)	2,003	89,634
Weichai Power Co. Ltd., Class H	96,800	139,646
Wens Foodstuffs Group Co. Ltd., Class A	16,800	87,530
Wuliangye Yibin Co. Ltd., Class A	9,600	174,693
WuXi AppTec Co. Ltd., Class H(d)	10,920	119,278
Wuxi Biologics Cayman, Inc.(a)(d)	22,000	224,332

Security	Shares	Value

China (continued)
Xiaomi Corp., Class B(a)(b)(d)	353,800	$397,156
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	69,600	82,413
Xinyi Solar Holdings Ltd.	164,000	98,530
Yangzijiang Shipbuilding Holdings Ltd.(b)	94,000	65,359
Yanzhou Coal Mining Co. Ltd., Class H	108,000	109,680
Yihai International Holding Ltd.(a)	23,000	136,713
Yonyou Network Technology Co. Ltd., Class A	6,000	26,001
Yum China Holdings, Inc.	16,777	762,179
YY, Inc. — ADR(a)	2,186	122,919
Zhaojin Mining Industry Co. Ltd., Class H	69,000	79,647
Zhejiang Chint Electrics Co. Ltd., Class A	25,000	76,513
Zhejiang Expressway Co. Ltd., Class H	54,000	46,715
Zhongsheng Group Holdings Ltd.	30,000	94,781
Zhuzhou CRRC Times Electric Co. Ltd., Class H	28,400	117,539
Zijin Mining Group Co. Ltd., Class H	218,000	75,285
ZTE Corp., Class H(a)	14,400	38,186
ZTO Express Cayman, Inc., — ADR(a)(b)	16,995	362,503

		75,177,020

Colombia — 0.1%
Cementos Argos SA	13,113	28,035
Ecopetrol SA	242,372	205,459
Grupo Argos SA	6,618	32,443
Grupo de Inversiones Suramericana SA	15,087	143,066
Interconexion Electrica SA	6,953	36,443
Millicom International Cellular SA, SDR	3,254	157,907

		603,353

Czech Republic — 0.0%
CEZ AS	9,764	215,681
Komercni Banka AS	3,800	128,467
Moneta Money Bank AS(d)	25,594	78,874

		423,022

Denmark — 1.2%
AP Moeller — Maersk A/S, Class A	235	250,540
AP Moeller — Maersk A/S, Class B	257	290,521
Carlsberg A/S, Class B	4,531	669,582
Chr Hansen Holding A/S	4,744	401,882
Coloplast A/S, Class B	4,915	591,353
Danske Bank A/S	26,506	368,761
Demant A/S(a)	6,575	168,320
DSV A/S	10,187	968,274
Genmab A/S(a)	3,029	615,443
H Lundbeck A/S	4,294	142,357
ISS A/S	6,211	153,557
Novo Nordisk A/S, Class B	78,163	4,039,163
Novozymes A/S, Class B	9,058	380,989
Orsted A/S(d)	8,475	787,824

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Pandora A/S	4,563	$183,117
Tryg A/S	3,954	113,284
Vestas Wind Systems A/S	8,948	694,167

		10,819,134

Egypt — 0.0%
Commercial International Bank Egypt SAE	50,357	239,907

Finland — 0.8%
Elisa OYJ	6,381	328,970
Fortum OYJ	21,500	508,179
Kone OYJ, Class B	14,221	809,322
Metso OYJ	5,754	214,723
Neste OYJ	17,387	575,243
Nokia OYJ	243,051	1,227,481
Nokian Renkaat OYJ	5,359	151,051
Nordea Bank Abp	144,843	1,027,413
Orion OYJ, Class B	5,835	217,429
Sampo OYJ, Class A	18,858	749,271
Stora Enso OYJ, Class R	24,213	291,384
UPM-Kymmene OYJ	22,912	676,560
Wartsila OYJ	20,628	230,807

		7,007,833

France — 7.3%
Accor SA	7,130	297,203
Aeroports de Paris	1,364	242,616
Air Liquide SA	19,186	2,730,552
Airbus SE	26,332	3,418,645
Alstom SA	6,150	254,753
Amundi SA(d)	3,754	261,496
Arkema SA	2,951	275,112
Atos SE	4,016	282,684
AXA SA	85,483	2,182,704
BioMerieux	1,981	163,830
BNP Paribas SA	49,168	2,390,396
Bollore SA	36,855	152,615
Bouygues SA	8,878	355,535
Bureau Veritas SA	10,607	255,308
Capgemini SE	6,870	808,950
Carrefour SA	28,356	496,011
Casino Guichard-Perrachon SA(b)	2,868	136,887
Cie de Saint-Gobain	21,364	837,313
Cie Generale des Etablissements Michelin SCA	7,756	863,577
CNP Assurances	7,565	146,191
Covivio	2,326	246,186
Credit Agricole SA	52,326	633,343
Danone SA	27,384	2,412,029
Dassault Aviation SA	127	179,674
Dassault Systemes SE	5,711	813,568
Edenred	11,567	554,866
Eiffage SA	3,691	382,627
Electricite de France SA	30,963	346,367

Security	Shares	Value

France (continued)
Engie SA	78,310	$1,278,189
EssilorLuxottica SA	12,448	1,794,743
Eurazeo SE	2,062	153,349
Eutelsat Communications SA	6,653	123,759
Faurecia SE	3,630	172,084
Gecina SA	2,235	351,169
Getlink SE	23,156	347,705
Hermes International	1,385	956,590
ICADE	1,426	127,528
Iliad SA	971	91,197
Imerys SA	1,835	73,705
Ingenico Group SA	2,934	285,964
Ipsen SA	1,966	186,507
JCDecaux SA	2,391	64,702
Kering SA	3,272	1,667,362
Klepierre SA	10,451	354,921
L’Oreal SA	11,260	3,149,071
Legrand SA	11,506	820,802
LVMH Moet Hennessy Louis Vuitton SE	12,188	4,835,706
Natixis SA	41,329	171,233
Orange SA	87,933	1,376,322
Pernod Ricard SA	9,393	1,671,774
Peugeot SA	27,622	689,410
Publicis Groupe SA	10,028	493,430
Remy Cointreau SA	958	127,170
Renault SA	9,369	537,716
Safran SA	14,115	2,222,410
Sanofi	50,347	4,663,781
Sartorius Stedim Biotech	1,419	198,480
Schneider Electric SE	24,672	2,157,371
SCOR SE	5,936	245,082
SEB SA	1,060	160,878
Societe BIC SA(b)	1,627	109,221
Societe Generale SA	35,488	972,091
Sodexo SA(b)	4,102	460,511
Suez	13,511	212,347
Teleperformance	2,278	493,590
Thales SA	4,598	528,544
TOTAL SA	105,926	5,515,222
UbiSoft Entertainment SA(a)	3,460	249,433
Unibail-Rodamco-Westfield	5,976	871,186
Valeo SA	9,642	312,468
Veolia Environnement SA	24,151	611,784
Vinci SA	21,870	2,355,815
Vivendi SA	44,181	1,208,914
Wendel SA	1,358	187,135
Worldline SA(a)(d)	4,359	274,602

		68,034,011

Germany — 5.3%
1&1 Drillisch AG	1,839	57,325
adidas AG	8,007	2,492,934
Allianz SE, Registered Shares	18,852	4,388,216
Aroundtown SA	42,137	344,656

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Axel Springer SE(a)	2,564	$176,062
BASF SE	40,866	2,857,273
Bayer AG, Registered Shares	41,151	2,899,213
Bayerische Motoren Werke AG	13,613	958,713
Beiersdorf AG	4,329	510,410
Brenntag AG	6,771	327,470
Carl Zeiss Meditec AG, Bearer Shares	2,236	254,849
Commerzbank AG	42,982	248,818
Continental AG	5,218	669,505
Covestro AG(d)	8,522	421,686
Daimler AG, Registered Shares	39,462	1,961,929
Delivery Hero SE(a)(d)	5,971	265,085
Deutsche Bank AG, Registered Shares(b)	83,109	621,004
Deutsche Boerse AG	8,449	1,317,698
Deutsche Lufthansa AG, Registered Shares	9,190	145,893
Deutsche Post AG, Registered Shares	44,510	1,483,305
Deutsche Telekom AG, Registered Shares	147,156	2,468,249
Deutsche Wohnen SE, Bearer Shares	15,404	562,299
E.ON SE	97,468	947,643
Evonik Industries AG	6,832	168,656
Fraport AG Frankfurt Airport Services Worldwide	2,602	220,534
Fresenius Medical Care AG & Co. KGaA	10,055	675,698
Fresenius SE & Co. KGaA	19,365	905,907
GEA Group AG	8,213	221,568
Hannover Rueck SE	2,781	470,015
HeidelbergCement AG	6,401	462,472
Henkel AG & Co. KGaA	5,345	489,313
Hochtief AG	1,191	135,727
HUGO BOSS AG	2,796	149,694
Infineon Technologies AG	52,865	949,813
KION Group AG	3,141	165,182
Knorr-Bremse AG	2,374	223,150
LANXESS AG	3,663	223,720
Merck KGaA	6,299	709,581
METRO AG(b)	6,286	99,170
MTU Aero Engines AG	2,402	638,253
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	6,419	1,658,013
Puma SE	4,318	334,108
RWE AG	25,813	806,723
SAP SE	44,043	5,182,686
Sartorius AG, Preference Shares	1,605	292,608
Siemens AG, Registered Shares	33,984	3,637,821
Siemens Healthineers AG(d)	6,578	258,661
Symrise AG	6,068	589,863
Telefonica Deutschland Holding AG	31,438	87,652
Thyssenkrupp AG(b)	14,807	204,894
TUI AG(b)	20,400	236,925
Uniper SE	9,623	315,598
United Internet AG, Registered Shares	4,731	168,587

Security	Shares	Value

Germany (continued)
Volkswagen AG	1,862	$320,085
Vonovia SE	22,916	1,162,647
Wirecard AG	5,057	809,320
Zalando SE(a)(d)	5,190	236,971

		49,591,850

Greece — 0.1%
Alpha Bank AE(a)	69,105	129,145
Eurobank Ergasias SA(a)	107,023	103,625
FF Group(a)(e)	205	2
Hellenic Telecommunications Organization SA	12,770	175,937
JUMBO SA	4,656	88,282
Motor Oil Hellas Corinth Refineries SA	3,560	83,079
National Bank of Greece SA(a)	32,926	100,295
OPAP SA	10,676	109,823

		790,188

Hong Kong — 2.2%
AIA Group Ltd.	539,200	5,085,217
Alibaba Pictures Group Ltd.(a)	480,000	77,779
ASM Pacific Technology Ltd.(b)	12,700	154,958
Bank of East Asia Ltd.	59,000	145,311
Bosideng International Holdings Ltd.	258,000	109,871
China Common Rich Renewable Energy Investments Ltd.(a)(e)	11,997	—
China Ding Yi Feng Holdings Ltd.(b)(e)	40,000	510
China First Capital Group Ltd.(a)	148,000	43,199
China Gas Holdings Ltd.	74,000	285,862
CK Asset Holdings Ltd.	121,008	819,840
CK Hutchison Holdings Ltd.	119,508	1,055,031
CK Infrastructure Holdings Ltd.	26,000	174,850
CLP Holdings Ltd.	71,500	751,528
Dairy Farm International Holdings Ltd.(b)	13,100	82,565
Haier Electronics Group Co. Ltd.	48,000	124,985
Hang Lung Properties Ltd.	70,000	158,864
Hang Seng Bank Ltd.	35,000	754,165
Henderson Land Development Co. Ltd.	66,800	311,142
HK Electric Investments & HK Electric Investments Ltd.(c)	204,000	194,429
HKT Trust & HKT Ltd.(c)	185,900	294,897
Hong Kong & China Gas Co. Ltd.	478,619	932,890
Hong Kong Exchanges & Clearing Ltd.	51,400	1,506,536
Hongkong Land Holdings Ltd.	53,700	301,913
Hutchison China MediTech, Ltd., ADR(a)	3,003	53,574
Hysan Development Co. Ltd.	25,000	100,816
Jardine Matheson Holdings Ltd.	10,400	556,579
Jardine Strategic Holdings Ltd.(b)	8,800	263,221
Kerry Properties Ltd.	27,500	84,675
Kingboard Laminates Holdings Ltd.	132,000	119,051
Link REIT	98,000	1,081,024

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Melco Resorts & Entertainment Ltd. — ADR	11,155	$216,519
MTR Corp. Ltd.	65,500	367,334
New World Development Co. Ltd.	280,666	364,490
Nine Dragons Paper Holdings Ltd.	39,000	32,845
NWS Holdings Ltd.	52,186	80,829
PCCW Ltd.	135,000	75,788
Power Assets Holdings Ltd.	57,000	382,632
Shangri-La Asia Ltd.	32,000	32,616
Sino Biopharmaceutical Ltd.	295,500	375,187
Sino Land Co. Ltd.	130,800	196,594
SSY Group Ltd.	104,000	82,139
Sun Art Retail Group Ltd.	110,000	111,572
Sun Hung Kai Properties Ltd.	68,000	977,210
Swire Pacific Ltd., Class A	21,000	195,453
Swire Properties Ltd.	38,200	119,887
Techtronic Industries Co. Ltd.	58,000	403,691
Vitasoy International Holdings Ltd.(b)	30,000	121,603
WH Group Ltd.(d)	460,000	411,957
Wharf Holdings Ltd.	61,000	133,050
Wharf Real Estate Investment Co. Ltd.	48,000	262,153
Wheelock & Co. Ltd.	34,000	193,704
Yue Yuen Industrial Holdings Ltd.	28,000	76,498

		20,839,033

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	16,294	153,264
OTP Bank Nyrt	11,103	462,499
Richter Gedeon Nyrt	3,096	50,088

		665,851

India — 2.3%
Adani Ports & Special Economic Zone Ltd.	27,638	161,599
Ambuja Cements Ltd.	26,422	76,116
Ashok Leyland Ltd.	63,339	61,480
Asian Paints Ltd.	12,475	310,457
Aurobindo Pharma Ltd.	13,516	112,446
Avenue Supermarts, Ltd.(a)(d)	5,577	146,560
Axis Bank Ltd.	80,239	776,497
Bajaj Auto Ltd.	3,253	135,144
Bajaj Finance Ltd.	7,651	437,440
Bajaj Finserv Ltd.	1,518	182,555
Bharat Forge Ltd.	11,954	75,368
Bharat Petroleum Corp. Ltd.	35,066	233,287
Bharti Airtel Ltd.	84,315	437,057
Bharti Infratel Ltd.	5,452	19,808
Bosch Ltd.	292	57,988
Britannia Industries, Ltd.	2,511	104,394
Cipla Ltd.	13,384	80,376
Coal India Ltd.	75,173	212,229
Container Corp. Of India Ltd.	7,502	64,074
Dabur India Ltd.	20,426	129,006
Divi’s Laboratories Ltd.	3,485	81,999

Security	Shares	Value

India (continued)
Dr. Reddy’s Laboratories Ltd.	1,007	$38,372
Dr. Reddy’s Laboratories Ltd. — ADR	4,517	171,149
Eicher Motors Ltd.	644	161,663
GAIL India Ltd.	43,712	83,059
Glenmark Pharmaceuticals Ltd.	5,797	26,593
Godrej Consumer Products Ltd.	13,857	134,421
Grasim Industries Ltd.	15,713	162,019
Havells India Ltd.	8,781	89,079
HCL Technologies Ltd.	23,046	351,468
HDFC Standard Life Insurance Co. Ltd.(d)	20,635	175,172
Hero MotoCorp Ltd.	4,266	162,971
Hindalco Industries Ltd.	32,856	88,846
Hindustan Petroleum Corp. Ltd.	16,963	72,465
Hindustan Unilever Ltd.	31,045	868,671
Housing Development Finance Corp. Ltd.	74,531	2,080,328
ICICI Bank Ltd.	58,395	355,857
ICICI Bank Ltd. — ADR(b)	22,806	277,777
ICICI Lombard General Insurance Co. Ltd.(d)	5,224	89,198
Indiabulls Housing Finance Ltd.	9,346	33,875
Indian Oil Corp. Ltd.	94,789	197,598
Infosys Ltd.	57,575	651,790
Infosys Ltd. — ADR	97,713	1,110,997
InterGlobe Aviation Ltd.(d)	5,982	159,745
ITC Ltd.	140,268	514,641
JSW Steel Ltd.	32,800	106,582
Larsen & Toubro Ltd.	776	16,154
Larsen & Toubro Ltd. — GDR	18,237	379,330
LIC Housing Finance Ltd.	17,978	95,639
Lupin Ltd.	11,830	119,471
Mahindra & Mahindra Financial Services Ltd.	10,804	50,081
Mahindra & Mahindra Ltd.	3,897	30,120
Mahindra & Mahindra Ltd., — GDR	27,036	209,529
Marico Ltd.	22,064	122,777
Maruti Suzuki India Ltd.	4,353	412,731
Motherson Sumi Systems Ltd.	67,315	99,832
Nestle India Ltd.	897	175,881
NTPC Ltd.	151,656	251,574
Oil & Natural Gas Corp. Ltd.	92,787	172,711
Page Industries Ltd.	266	84,576
Petronet LNG Ltd.	23,885	87,656
Pidilite Industries Ltd.	5,574	113,595
Piramal Enterprises Ltd.	4,721	108,971
Power Grid Corp. of India Ltd.	92,096	258,746
REC Ltd.	38,827	67,556
Reliance Industries Ltd.	16,257	306,096
Reliance Industries Ltd., — GDR(d)	54,998	2,051,425
Shree Cement Ltd.	231	61,599
Shriram Transport Finance Co. Ltd.	5,718	86,475
State Bank of India(a)	27,343	104,628
State Bank of India — GDR(a)	5,712	219,341

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Sun Pharmaceutical Industries Ltd.	43,350	$238,578
Tata Consultancy Services Ltd.	39,877	1,181,250
Tata Motors Ltd.(a)	52,939	87,831
Tata Motors Ltd. — ADR(a)(b)	6,008	50,407
Tata Power Co. Ltd.	42,988	37,940
Tata Steel Ltd.	11,672	59,454
Tech Mahindra Ltd.	26,191	264,228
Titan Co. Ltd.	12,430	223,364
UltraTech Cement Ltd.	4,530	277,730
United Spirits Ltd.(a)	18,510	174,306
UPL Ltd.	26,481	225,797
Vedanta Ltd.	28,074	61,169
Vedanta Ltd. — ADR	11,497	99,794
Vodafone Idea Ltd.(a)	334,263	29,042
Wipro Ltd.	54,155	183,515
Wipro Ltd. — ADR(b)	13,184	48,122
Yes Bank Ltd.	63,193	36,916
Zee Entertainment Enterprises Ltd.	22,957	86,058

		21,112,211

Indonesia — 0.5%
Adaro Energy Tbk PT	1,086,700	98,798
Astra International Tbk PT	766,400	356,329
Bank Central Asia Tbk PT	414,200	885,546
Bank Mandiri Persero Tbk PT	892,400	438,932
Bank Negara Indonesia Persero Tbk PT	405,600	209,895
Bank Rakyat Indonesia Persero Tbk PT	2,426,600	704,599
Bank Tabungan Negara Persero Tbk PT	473,000	65,312
Barito Pacific Tbk PT	1,840,500	128,366
Bumi Serpong Damai Tbk PT(a)	384,500	37,658
Charoen Pokphand Indonesia Tbk PT	271,300	102,257
Gudang Garam Tbk PT	22,300	82,278
Hanjaya Mandala Sampoerna Tbk PT	483,800	78,023
Indah Kiat Pulp & Paper Corp. Tbk PT	126,800	57,867
Indocement Tunggal Prakarsa Tbk PT	88,600	116,761
Indofood CBP Sukses Makmur Tbk PT	37,800	32,032
Indofood Sukses Makmur Tbk PT	159,200	86,323
Jasa Marga Persero Tbk PT	75,780	30,437
Kalbe Farma Tbk PT	858,400	101,178
Pabrik Kertas Tjiwi Kimia Tbk PT	119,100	88,508
Pakuwon Jati Tbk PT	2,069,500	96,947
Perusahaan Gas Negara Persero Tbk PT	426,200	63,059
Semen Indonesia Persero Tbk PT	106,000	86,180
Surya Citra Media Tbk PT	84,000	6,865
Telekomunikasi Indonesia Persero Tbk PT	2,223,800	671,567
Unilever Indonesia Tbk PT	74,900	245,262
United Tractors Tbk PT	79,900	115,814

		4,986,793

Ireland — 0.4%
AerCap Holdings NV(a)	6,636	363,321
AIB Group PLC	25,404	75,360

Security	Shares	Value

Ireland (continued)
Bank of Ireland Group PLC	48,092	$190,560
CRH PLC	36,231	1,243,599
Flutter Entertainment PLC(a)	3,768	352,211
James Hardie Industries PLC(b)	18,840	316,470
Kerry Group PLC, Class A	6,848	800,885
Kingspan Group PLC	5,157	251,815
Smurfit Kappa Group PLC	9,784	290,935

		3,885,156

Israel — 0.4%
Azrieli Group Ltd.	3,506	276,284
Bank Hapoalim BM(a)	47,913	377,522
Bank Leumi Le-Israel BM	54,708	389,511
Check Point Software Technologies Ltd.(a)(b)	5,145	563,377
CyberArk Software Ltd.(a)	1,512	150,928
Elbit Systems Ltd.	1,599	265,467
Israel Chemicals Ltd.	34,017	170,183
Israel Discount Bank Ltd., Series A	49,699	218,437
Mizrahi Tefahot Bank Ltd.	7,034	174,784
Nice Ltd.(a)	2,571	370,555
Teva Pharmaceutical Industries Ltd. — ADR(a)	46,513	320,009
Wix.com Ltd.(a)(b)	1,805	210,716

		3,487,773

Italy — 1.4%
Assicurazioni Generali SpA	48,667	943,151
Atlantia SpA	22,697	548,536
Davide Campari-Milano SpA	25,177	227,422
Enel SpA	360,434	2,692,188
Eni SpA	107,510	1,643,266
Ferrari NV	5,644	870,943
FinecoBank Banca Fineco SpA	23,619	249,890
Intesa Sanpaolo SpA	671,251	1,590,073
Leonardo SpA	15,326	180,157
Mediobanca Banca di Credito Finanziario SpA	34,909	381,059
Moncler SpA	8,703	310,204
Pirelli & C SpA(d)	15,564	92,169
Poste Italiane SpA(d)	21,934	249,326
Prysmian SpA	11,451	245,882
Recordati SpA	5,232	224,394
Snam SpA	101,468	512,538
Telecom Italia SpA(a)	584,492	333,737
Telecom Italia SpA, Non-Convertible Savings Shares	170,819	93,438
Terna Rete Elettrica Nazionale SpA	48,981	314,590
UniCredit SpA	84,203	992,501

		12,695,464

Japan — 16.3%
ABC-Mart, Inc.	1,700	108,065
Acom Co. Ltd.(b)	14,700	57,928
Advantest Corp.	9,900	441,322

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Aeon Co. Ltd.	31,100	$571,393
AEON Financial Service Co. Ltd.	4,000	60,479
Aeon Mall Co. Ltd.	5,190	82,113
AGC, Inc.	7,100	221,253
Air Water, Inc.	5,200	93,503
Aisin Seiki Co. Ltd.	7,000	221,315
Ajinomoto Co., Inc.	17,300	327,447
Alfresa Holdings Corp.	8,900	199,416
Alps Alpine Co. Ltd.	7,600	142,710
Amada Holdings Co. Ltd.	13,600	147,376
ANA Holdings, Inc.	6,300	212,244
Aozora Bank Ltd.	4,500	112,772
Asahi Group Holdings Ltd.	15,600	774,744
Asahi Intecc Co. Ltd.	10,800	284,942
Asahi Kasei Corp.	54,100	536,674
Astellas Pharma, Inc.	85,900	1,228,727
Bandai Namco Holdings, Inc.(b)	9,500	592,397
Bank of Kyoto Ltd.	3,000	118,017
Benesse Holdings, Inc.	4,800	125,041
Bridgestone Corp.	25,100	976,789
Brother Industries Ltd.	9,200	167,640
Calbee, Inc.	4,500	140,369
Canon, Inc.	42,800	1,144,565
Casio Computer Co. Ltd.	7,800	121,387
Central Japan Railway Co.	6,500	1,340,361
Chiba Bank Ltd.	26,100	134,992
Chubu Electric Power Co., Inc.	31,400	455,477
Chugai Pharmaceutical Co. Ltd.	9,800	765,842
Chugoku Electric Power Co., Inc.(b)	14,700	189,173
Coca-Cola Bottlers Japan Holdings, Inc.	7,100	159,651
Concordia Financial Group Ltd.	48,900	188,449
Credit Saison Co. Ltd.	7,700	103,831
CyberAgent, Inc.(b)	5,400	208,155
Dai Nippon Printing Co. Ltd.	9,400	243,845
Dai-ichi Life Holdings, Inc.	46,700	709,975
Daicel Corp.(b)	11,900	101,239
Daifuku Co. Ltd.	4,900	254,928
Daiichi Sankyo Co. Ltd.	24,900	1,573,416
Daikin Industries Ltd.	11,300	1,490,347
Daito Trust Construction Co. Ltd.	3,400	435,466
Daiwa House Industry Co. Ltd.	26,600	864,625
Daiwa House REIT Investment Corp.	85	239,138
Daiwa Securities Group, Inc.	65,000	290,891
Denso Corp.	18,300	808,629
Dentsu, Inc.	9,500	335,921
Disco Corp.	1,400	267,633
East Japan Railway Co.	13,300	1,271,779
Eisai Co. Ltd.	11,500	587,500
Electric Power Development Co. Ltd.	7,100	162,310
FamilyMart Co. Ltd.	10,300	251,663
FANUC Corp.	8,700	1,644,504
Fast Retailing Co. Ltd.	2,700	1,610,683
Fuji Electric Co. Ltd.	4,700	144,918
FUJIFILM Holdings Corp.	17,500	770,882

Security	Shares	Value

Japan (continued)
Fujitsu Ltd.	8,800	$707,258
Fukuoka Financial Group, Inc.	7,600	144,235
GMO Payment Gateway, Inc.	1,500	100,685
Hakuhodo DY Holdings, Inc.	14,000	203,428
Hamamatsu Photonics KK	6,400	238,773
Hankyu Hanshin Holdings, Inc.	11,600	448,577
Hikari Tsushin, Inc.	1,000	216,943
Hino Motors Ltd.	12,500	103,588
Hirose Electric Co. Ltd.	1,611	198,468
Hisamitsu Pharmaceutical Co., Inc.	2,900	127,660
Hitachi Chemical Co. Ltd.	5,500	180,417
Hitachi Construction Machinery Co. Ltd.	4,600	111,734
Hitachi High-Technologies Corp.	4,000	232,521
Hitachi Ltd.	44,400	1,662,789
Hitachi Metals Ltd.	8,000	86,880
Honda Motor Co. Ltd.	72,700	1,903,608
Hoshizaki Corp.	2,500	197,066
Hoya Corp.	16,900	1,384,159
Hulic Co. Ltd.	11,000	112,933
Idemitsu Kosan Co. Ltd.	8,649	245,392
IHI Corp.	7,700	168,675
Iida Group Holdings Co. Ltd.	6,800	111,026
Inpex Corp.	45,900	423,004
Isetan Mitsukoshi Holdings Ltd.	11,500	92,095
Isuzu Motors Ltd.	24,900	275,827
ITOCHU Corp.	61,700	1,278,031
Itochu Techno-Solutions Corp.	3,300	87,654
J. Front Retailing Co. Ltd.	11,100	130,412
Japan Airlines Co. Ltd.	4,700	139,587
Japan Airport Terminal Co. Ltd.(b)	1,700	74,002
Japan Exchange Group, Inc.	24,200	382,419
Japan Post Bank Co. Ltd.(b)	18,900	183,578
Japan Post Holdings Co. Ltd.	67,700	624,708
Japan Prime Realty Investment Corp.	23	109,151
Japan Real Estate Investment Corp.	59	395,672
Japan Retail Fund Investment Corp.	107	226,221
Japan Tobacco, Inc.	53,500	1,172,165
JFE Holdings, Inc.	20,100	243,458
JGC Corp.	10,000	131,973
JSR Corp.	7,600	122,366
JTEKT Corp.	6,200	71,604
JXTG Holdings, Inc.	140,900	644,046
Kajima Corp.	14,500	191,029
Kakaku.com, Inc.	7,400	182,806
Kamigumi Co. Ltd.(b)	4,300	97,679
Kaneka Corp.	3,800	119,087
Kansai Electric Power Co., Inc.	30,300	339,369
Kansai Paint Co. Ltd.(b)	7,600	177,647
Kao Corp.	22,200	1,646,727
Kawasaki Heavy Industries Ltd.	5,800	129,320
KDDI Corp.	78,400	2,045,670
Keihan Holdings Co. Ltd.	2,600	115,852
Keikyu Corp.	11,000	214,086
Keio Corp.	4,000	249,766

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Keisei Electric Railway Co. Ltd.	5,400	$222,929
Keyence Corp.	4,040	2,514,720
Kikkoman Corp.	6,200	297,442
Kintetsu Group Holdings Co. Ltd.	7,100	370,607
Kirin Holdings Co. Ltd.	35,700	759,689
Kobayashi Pharmaceutical Co. Ltd.	2,600	198,564
Kobe Steel Ltd.	14,000	75,194
Koito Manufacturing Co. Ltd.	4,500	221,508
Komatsu Ltd.	38,500	887,801
Konami Holdings Corp.	3,400	164,708
Konica Minolta, Inc.	25,700	179,811
Kose Corp.	1,700	288,641
Kubota Corp.	49,500	752,830
Kuraray Co. Ltd.	13,400	165,554
Kurita Water Industries Ltd.	7,400	199,220
Kyocera Corp.	13,500	841,733
Kyowa Kirin Co. Ltd.	12,600	245,377
Kyushu Electric Power Co., Inc.	14,400	136,086
Kyushu Railway Co.	6,700	213,863
Lawson, Inc.	1,900	97,291
LINE Corp.(a)	3,000	107,656
Lion Corp.	11,900	235,411
LIXIL Group Corp.	13,600	240,273
M3, Inc.	20,300	491,257
Makita Corp.	9,400	298,295
Marubeni Corp.	68,200	454,823
Marui Group Co. Ltd.	9,500	201,280
Maruichi Steel Tube Ltd.	2,400	63,743
Mazda Motor Corp.	30,300	271,588
McDonald’s Holdings Co. Japan Ltd.	2,300	111,406
Mebuki Financial Group, Inc.	38,630	95,529
Medipal Holdings Corp.	10,300	229,919
MEIJI Holdings Co. Ltd.	4,900	358,421
Mercari, Inc.(a)	3,200	79,841
MINEBEA MITSUMI, Inc.	14,000	223,490
MISUMI Group, Inc.	11,100	262,941
Mitsubishi Chemical Holdings Corp.	59,500	426,460
Mitsubishi Corp.	59,000	1,452,751
Mitsubishi Electric Corp.	83,300	1,111,235
Mitsubishi Estate Co. Ltd.	49,800	962,958
Mitsubishi Gas Chemical Co., Inc.	9,300	125,084
Mitsubishi Heavy Industries Ltd.	14,800	581,764
Mitsubishi Materials Corp.	6,200	168,073
Mitsubishi Motors Corp.	36,300	158,369
Mitsubishi Tanabe Pharma Corp.	11,500	126,734
Mitsubishi UFJ Financial Group, Inc.	551,600	2,809,221
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,200	88,166
Mitsui & Co. Ltd.	71,200	1,169,561
Mitsui Chemicals, Inc.	7,900	177,981
Mitsui Fudosan Co. Ltd.	40,900	1,017,883
Mitsui OSK Lines Ltd.	4,700	119,489
Mizuho Financial Group, Inc.	1,093,900	1,681,054
MonotaRO Co Ltd.	7,500	197,836

Security	Shares	Value

Japan (continued)
MS&AD Insurance Group Holdings, Inc.	20,400	$663,085
Murata Manufacturing Co. Ltd.	25,200	1,221,382
Nabtesco Corp.	5,000	156,515
Nagoya Railroad Co. Ltd.	7,900	236,687
NEC Corp.	11,200	473,609
Nexon Co. Ltd.(a)	21,700	263,659
NGK Insulators Ltd.	9,000	128,755
NGK Spark Plug Co. Ltd.	8,500	163,088
NH Foods Ltd.	4,000	161,054
Nidec Corp.	9,600	1,300,046
Nikon Corp.	14,700	184,417
Nintendo Co. Ltd.	4,900	1,825,232
Nippon Building Fund, Inc.	62	476,355
Nippon Electric Glass Co. Ltd.	2,600	58,135
Nippon Express Co. Ltd.	3,800	194,624
Nippon Paint Holdings Co. Ltd.	5,800	303,355
Nippon Steel Corp.	35,547	498,097
Nippon Telegraph & Telephone Corp.	28,700	1,373,113
Nippon Yusen KK(b)	5,300	89,034
Nissan Chemical Corp.	5,900	247,037
Nissan Motor Co. Ltd.	104,400	651,806
Nisshin Seifun Group, Inc.	9,000	166,888
Nissin Foods Holdings Co. Ltd.	3,500	253,648
Nitori Holdings Co. Ltd.	3,400	498,948
Nitto Denko Corp.	7,300	353,723
Nomura Holdings, Inc.	162,300	689,911
Nomura Real Estate Holdings, Inc.	5,200	112,724
Nomura Real Estate Master Fund, Inc.	178	321,501
Nomura Research Institute Ltd.	14,343	286,601
NSK Ltd.	14,400	122,041
NTT Data Corp.	25,400	329,654
NTT DOCOMO, Inc.	58,400	1,491,222
Obayashi Corp.	24,900	249,023
Obic Co. Ltd.	2,800	320,857
Odakyu Electric Railway Co. Ltd.	12,300	295,449
Oji Holdings Corp.	39,000	183,104
Olympus Corp.	54,900	743,779
Omron Corp.(b)	9,100	501,456
Ono Pharmaceutical Co. Ltd.	15,700	285,928
Oracle Corp. Japan	2,500	217,940
Oriental Land Co. Ltd.	8,900	1,356,497
ORIX Corp.	60,800	909,507
Osaka Gas Co. Ltd.	18,700	359,162
Otsuka Corp.	5,800	232,125
Otsuka Holdings Co. Ltd.	17,900	672,414
Pan Pacific International Holdings Corp.	20,000	334,848
Panasonic Corp.	93,100	758,736
Park24 Co. Ltd.	6,400	148,679
PeptiDream, Inc.(a)	3,600	172,077
Persol Holdings Co. Ltd.	8,300	157,757
Pigeon Corp.	4,200	173,909
Pola Orbis Holdings, Inc.	5,600	126,243
Rakuten, Inc.	39,300	389,564
Recruit Holdings Co. Ltd.	51,600	1,576,560

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Renesas Electronics Corp.(a)	36,900	$241,813
Resona Holdings, Inc.	94,700	407,507
Ricoh Co. Ltd.	28,600	258,753
Rinnai Corp.	2,100	141,503
Rohm Co. Ltd.	3,800	292,988
Ryohin Keikaku Co. Ltd.	11,000	206,213
Sankyo Co. Ltd.	2,200	75,705
Santen Pharmaceutical Co. Ltd.	14,000	244,658
SBI Holdings, Inc.	12,550	270,020
Secom Co. Ltd.	9,600	878,456
Sega Sammy Holdings, Inc.	8,800	123,448
Seibu Holdings, Inc.	9,800	171,070
Seiko Epson Corp.	14,900	211,646
Sekisui Chemical Co. Ltd.	14,400	224,094
Sekisui House Ltd.	29,600	584,072
Seven & i Holdings Co. Ltd.	32,300	1,237,907
Seven Bank Ltd.(b)	32,800	90,109
SG Holdings Co. Ltd.	6,400	156,839
Sharp Corp.	7,000	78,170
Shimadzu Corp.	11,000	279,698
Shimamura Co. Ltd.	1,100	87,392
Shimano, Inc.	3,300	498,643
Shimizu Corp.	19,400	176,228
Shin-Etsu Chemical Co. Ltd.	16,400	1,764,810
Shinsei Bank Ltd.	10,800	157,920
Shionogi & Co. Ltd.	12,300	685,762
Shiseido Co. Ltd.	17,900	1,436,639
Shizuoka Bank Ltd.	16,000	119,902
Showa Denko KK	4,600	121,388
SMC Corp.	2,600	1,117,553
Softbank Corp.(b)	74,900	1,014,871
SoftBank Group Corp.	73,500	2,900,340
Sohgo Security Services Co. Ltd.	4,200	220,899
Sompo Holdings, Inc.	14,800	621,553
Sony Corp.	56,400	3,333,699
Sony Financial Holdings, Inc.	6,900	150,241
Stanley Electric Co. Ltd.	5,700	151,822
Subaru Corp.(b)	26,400	746,594
Sumco Corp.	15,400	209,790
Sumitomo Chemical Co. Ltd.	54,400	245,603
Sumitomo Corp.	53,300	834,436
Sumitomo Dainippon Pharma Co. Ltd.	6,600	109,200
Sumitomo Electric Industries Ltd.	33,500	427,508
Sumitomo Heavy Industries Ltd.	4,400	131,112
Sumitomo Metal Mining Co. Ltd.	10,100	315,435
Sumitomo Mitsui Financial Group, Inc.	57,100	1,962,077
Sumitomo Mitsui Trust Holdings, Inc.	15,200	550,421
Sumitomo Realty & Development Co. Ltd.	16,000	610,817
Sumitomo Rubber Industries Ltd.	5,200	61,921
Sundrug Co. Ltd.	4,000	126,213
Suntory Beverage & Food Ltd.	6,300	269,715
Suzuken Co. Ltd.	3,170	170,640
Suzuki Motor Corp.	16,200	690,109

Security	Shares	Value

Japan (continued)
Sysmex Corp.	7,400	$497,149
T&D Holdings, Inc.	24,800	265,006
Taiheiyo Cement Corp.	5,900	158,541
Taisei Corp.	8,800	342,470
Taisho Pharmaceutical Holdings Co. Ltd.	1,300	95,056
Taiyo Nippon Sanso Corp.	4,400	89,430
Takeda Pharmaceutical Co. Ltd.	67,176	2,305,188
TDK Corp.	5,600	506,223
Teijin Ltd.	7,200	138,975
Terumo Corp.	26,600	860,729
THK Co. Ltd.	5,800	153,661
Tobu Railway Co. Ltd.	8,100	263,143
Toho Co. Ltd.	5,500	241,421
Toho Gas Co. Ltd.	3,600	138,067
Tohoku Electric Power Co., Inc.	14,800	144,659
Tokio Marine Holdings, Inc.	29,100	1,561,132
Tokyo Century Corp.	2,300	106,963
Tokyo Electric Power Co. Holdings, Inc.(a)	64,400	315,853
Tokyo Electron Ltd.	6,700	1,287,229
Tokyo Gas Co. Ltd.	19,500	493,212
Tokyu Corp.	21,400	402,563
Tokyu Fudosan Holdings Corp.	30,800	197,125
Toppan Printing Co. Ltd.	11,500	204,236
Toray Industries, Inc.	57,100	425,249
Toshiba Corp.	24,400	746,357
Tosoh Corp.	10,700	142,544
TOTO Ltd.	5,900	222,196
Toyo Seikan Group Holdings Ltd.	8,500	132,640
Toyo Suisan Kaisha Ltd.	5,400	216,846
Toyoda Gosei Co. Ltd.	4,300	86,565
Toyota Industries Corp.	6,200	357,982
Toyota Motor Corp.	102,306	6,870,894
Toyota Tsusho Corp.	10,200	331,068
Trend Micro, Inc.	5,700	272,394
Tsuruha Holdings, Inc.	1,800	196,566
Unicharm Corp.	18,900	600,718
United Urban Investment Corp.	134	256,711
USS Co. Ltd.	12,100	235,641
Welcia Holdings Co. Ltd.	2,500	126,346
West Japan Railway Co.	7,000	592,278
Yahoo! Japan Corp.	127,000	357,808
Yakult Honsha Co. Ltd.	5,200	291,917
Yamada Denki Co. Ltd.	22,900	110,959
Yamaha Corp.	6,900	311,087
Yamaha Motor Co. Ltd.	11,600	211,469
Yamato Holdings Co. Ltd.	13,300	200,938
Yamazaki Baking Co. Ltd.	7,000	125,208
Yaskawa Electric Corp.	10,400	386,019
Yokogawa Electric Corp.	9,900	181,919
Yokohama Rubber Co. Ltd.	5,000	100,484

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
ZOZO, Inc.	9,600	$222,375

		151,693,428

Luxembourg — 0.1%
ArcelorMittal	28,352	398,866
Eurofins Scientific SE	453	210,662
Reinet Investments SCA	5,889	106,737
RTL Group SA	2,199	105,731
SES SA	13,860	252,632
Tenaris SA	17,350	184,021

		1,258,649

Macau — 0.2%
Galaxy Entertainment Group Ltd.	96,000	595,173
MGM China Holdings Ltd.	76,400	118,956
Sands China Ltd.	102,400	462,712
SJM Holdings Ltd.	69,000	65,531
Wynn Macau Ltd.	73,600	143,422

		1,385,794

Malaysia — 0.5%
AirAsia Group Bhd	60,100	25,252
Alliance Bank Malaysia Bhd	90,800	61,810
AMMB Holdings Bhd	68,900	68,101
Axiata Group Bhd	165,600	170,077
British American Tobacco Malaysia Bhd(b)	5,800	26,224
CIMB Group Holdings Bhd	239,100	287,266
Dialog Group Bhd	142,134	115,350
DiGi.Com Bhd	144,300	163,659
Gamuda Bhd	129,800	114,684
Genting Bhd	119,100	163,348
Genting Malaysia Bhd	106,100	76,874
Genting Plantations Bhd(b)	10,000	23,630
Hartalega Holdings Bhd	88,200	110,555
Hong Leong Bank Bhd	31,140	121,667
Hong Leong Financial Group Bhd	7,000	27,171
IHH Healthcare Bhd	63,500	86,117
IJM Corp. Bhd	126,600	66,200
IOI Corp. Bhd(b)	102,200	108,114
Kuala Lumpur Kepong Bhd	17,500	96,479
Malayan Banking Bhd	204,800	416,098
Malaysia Airports Holdings Bhd	11,300	23,343
Maxis Bhd(b)	66,600	89,057
MISC Bhd	27,400	51,126
Nestle Malaysia Bhd	2,400	83,475
Petronas Chemicals Group Bhd	122,200	219,879
Petronas Dagangan Bhd	6,100	34,383
Petronas Gas Bhd	34,000	133,012
PPB Group Bhd	15,120	65,459
Press Metal Aluminium Holdings Bhd(b)	77,800	88,392
Public Bank Bhd	138,020	661,689
RHB Bank Bhd(e)	12,900	—
RHB Capital Bhd	82,424	111,027
Sime Darby Bhd	159,000	85,432

Security	Shares	Value

Malaysia (continued)
Sime Darby Plantation Bhd(b)	159,000	$179,471
Sime Darby Property Bhd	159,000	31,881
Telekom Malaysia Bhd	55,900	48,084
Tenaga Nasional Bhd	141,300	460,372
Top Glove Corp. Bhd	111,900	118,974
Westports Holdings Bhd	70,000	69,020
YTL Corp. Bhd	115,423	25,372

		4,908,124

Mexico — 0.7%
Alfa SAB de CV, Series A	153,472	134,776
Alsea SAB de CV(a)	43,846	101,939
America Movil SAB de CV, Series L	1,522,092	1,129,190
Arca Continental SAB de CV	15,972	86,335
Cemex SAB de CV CPO	646,337	251,866
Coca-Cola Femsa SAB de CV	24,300	147,876
El Puerto de Liverpool SAB de CV, Series C1	10,900	59,725
Fibra Uno Administracion SA de CV	143,017	209,010
Fomento Economico Mexicano SAB de CV	84,432	774,623
Fresnillo PLC	11,261	94,736
Gruma SAB de CV, Class B	9,959	101,912
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,800	152,043
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	163,553
Grupo Bimbo SAB de CV, Series A	46,764	85,286
Grupo Carso SAB de CV, Series A1	11,376	33,395
Grupo Financiero Banorte SAB de CV, Series O	111,495	599,284
Grupo Financiero Inbursa SAB de CV, Series O	99,700	126,810
Grupo Mexico SAB de CV, Series B	135,682	317,238
Grupo Televisa SAB CPO	109,894	215,121
Industrias Penoles SAB de CV	7,755	103,223
Infraestructura Energetica Nova SAB de CV(a)	33,988	135,098
Kimberly-Clark de Mexico SAB de CV, Class A(a)	78,500	157,644
Megacable Holdings SAB de CV CPO	21,129	85,088
Orbia Advance Corp. SAB de CV	36,623	71,468
Promotora y Operadora de Infraestructura SAB de CV	4,006	35,919
Wal-Mart de Mexico SAB de CV	251,351	744,857

		6,118,015

Netherlands — 3.3%
ABN AMRO Bank NV CVA(d)	19,393	341,635
Adyen NV(a)(d)	459	301,850
Aegon NV	72,405	300,707
Akzo Nobel NV	10,616	945,914
ASML Holding NV	18,809	4,664,885
EXOR NV	4,238	283,832

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Heineken Holding NV	4,782	$475,760
Heineken NV	12,135	1,310,727
ING Groep NV	171,980	1,796,628
Koninklijke Ahold Delhaize NV	54,716	1,368,318
Koninklijke DSM NV	7,551	909,003
Koninklijke KPN NV	162,021	504,929
Koninklijke Philips NV	40,626	1,877,290
Koninklijke Vopak NV	2,502	128,600
NN Group NV	13,789	488,662
NXP Semiconductors NV	12,402	1,353,306
Prosus NV(a)	19,044	1,397,985
Randstad NV	4,170	204,730
Royal Dutch Shell PLC — ADR, Class A	198,900	5,833,327
Royal Dutch Shell PLC, Class B	164,010	4,847,386
Wolters Kluwer NV	12,456	908,852

		30,244,326

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)	29,215	242,737
Auckland International Airport Ltd.	55,568	318,624
Fisher & Paykel Healthcare Corp. Ltd.	27,280	295,990
Fletcher Building Ltd.	28,052	90,471
Meridian Energy Ltd.	95,908	312,361
Ryman Healthcare Ltd.	13,399	111,361
Spark New Zealand Ltd.	51,933	143,443

		1,514,987

Norway — 0.4%
Aker BP ASA	5,988	159,554
DNB ASA	40,838	719,892
Equinor ASA	48,719	922,844
Gjensidige Forsikring ASA	10,710	212,405
Mowi ASA	20,651	476,980
Norsk Hydro ASA	62,662	220,644
Orkla ASA	34,581	314,663
Schibsted ASA, Class B	3,873	108,614
Telenor ASA	31,798	637,992
Yara International ASA	7,303	314,868

		4,088,456

Pakistan — 0.0%
Habib Bank Ltd.	10,100	7,635
MCB Bank Ltd.	6,700	7,261
Oil & Gas Development Co. Ltd.	11,100	8,749

		23,645

Peru — 0.1%
Compania de Minas Buenaventura SA — ADR	9,607	145,834
Credicorp Ltd.	2,791	581,756
Southern Copper Corp.(b)	5,855	199,831

		927,421

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	70,570	72,231

Security	Shares	Value

Philippines (continued)
Aboitiz Power Corp.	29,200	$21,591
Alliance Global Group, Inc.	294,100	61,834
Ayala Corp.	13,480	230,200
Ayala Land, Inc.	317,200	302,736
Bank of the Philippine Islands	26,042	46,738
BDO Unibank, Inc.	93,622	258,296
DMCI Holdings, Inc.	170,000	27,256
Globe Telecom, Inc.	845	29,835
GT Capital Holdings, Inc.	3,701	60,146
International Container Terminal Services, Inc.	41,800	97,271
JG Summit Holdings, Inc.	156,443	218,798
Jollibee Foods Corp.	12,070	51,712
Manila Electric Co.	11,960	85,325
Megaworld Corp.	600,000	50,603
Metro Pacific Investments Corp.	584,000	56,086
Metropolitan Bank & Trust Co.	16,040	21,185
PLDT, Inc.	6,115	134,024
Security Bank Corp.	4,290	16,311
SM Investments Corp.	17,272	323,664
SM Prime Holdings, Inc.	486,150	348,979
Universal Robina Corp.	34,300	103,217

		2,618,038

Poland — 0.2%
Alior Bank SA(a)	6,930	67,116
Bank Millennium SA(a)	13,346	19,003
Bank Polska Kasa Opieki SA	7,442	189,976
CCC SA	981	33,866
CD Projekt SA	3,685	224,212
Cyfrowy Polsat SA	8,953	58,966
Dino Polska SA(a)(d)	1,416	55,453
Grupa Lotos SA	1,964	43,384
Jastrzebska Spolka Weglowa SA	415	2,256
KGHM Polska Miedz SA(a)	7,250	144,710
LPP SA	55	118,095
mBank SA(a)	573	49,668
Orange Polska SA(a)	32,359	44,586
PGE Polska Grupa Energetyczna SA(a)	30,296	60,383
Polski Koncern Naftowy ORLEN SA	12,557	309,103
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	109,916
Powszechna Kasa Oszczednosci Bank Polski SA	39,078	383,082
Powszechny Zaklad Ubezpieczen SA	26,379	246,069
Santander Bank Polska SA	1,611	125,939

		2,285,783

Portugal — 0.1%
EDP — Energias de Portugal SA	122,176	474,144
Galp Energia SGPS SA	18,382	276,450

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal (continued)
Jeronimo Martins SGPS SA	10,434	$175,955

		926,549

Qatar — 0.2%
Barwa Real Estate Co.	25,480	23,334
Commercial Bank of Qatar QSC	100,850	118,952
Industries Qatar QSC	63,710	190,200
Masraf Al Rayan QSC	154,440	149,261
Mesaieed Petrochemical Holding Co.	129,764	105,640
Ooredoo QPSC	16,790	33,141
Qatar Electricity & Water Co. QSC	37,230	157,138
Qatar Fuel QSC	5,250	33,705
Qatar Insurance Co. SAQ	130,270	119,220
Qatar Islamic Bank SAQ	52,150	222,248
Qatar National Bank QPSC	209,500	1,105,723

		2,258,562

Romania — 0.0%
NEPI Rockcastle PLC	21,499	188,430

Russia — 1.0%
Alrosa PJSC	167,262	192,147
Evraz PLC	27,295	157,098
Gazprom PJSC	405,933	1,412,676
Gazprom PJSC — ADR	34,210	235,815
Inter RAO UES PJSC	1,347,031	93,249
LUKOIL PJSC	18,591	1,541,695
Magnit PJSC — GDR	14,687	191,749
Magnitogorsk Iron & Steel Works PJSC	206,260	124,536
MMC Norilsk Nickel PJSC	2,689	691,384
Mobile TeleSystems PJSC — ADR	25,223	204,306
Moscow Exchange MICEX-RTS PJSC	63,850	93,270
Novatek PJSC — GDR	4,186	848,077
Novolipetsk Steel PJSC	57,306	125,685
Polymetal International PLC	7,461	105,070
Polyus PJSC	811	94,349
Rosneft Oil Co. PJSC	21,260	137,277
Rosneft Oil Co. PJSC, — GDR	29,564	189,419
Sberbank of Russia PJSC	257,674	902,681
Sberbank of Russia PJSC — ADR	57,522	815,857
Severstal PJSC	10,830	155,804
Surgutneftegas OJSC — ADR	24,155	129,336
Tatneft PJSC	66,253	701,821
VTB Bank PJSC	86,510,000	56,777
VTB Bank PJSC, — GDR	50,000	64,706
X5 Retail Group NV, — GDR	4,370	153,682

		9,418,466

Saudi Arabia — 0.7%
Advanced Petrochemical Co.	6,265	81,059
Al Rajhi Bank	55,063	929,957
Alinma Bank	38,749	232,033
Almarai Co. JSC	14,060	186,602
Bank Al-Jazira	25,089	90,411
Bank AlBilad	11,600	81,808

Security	Shares	Value

Saudi Arabia (continued)
Banque Saudi Fransi	25,272	$217,847
Dar Al Arkan Real Estate Development Co.(a)	26,789	85,203
Etihad Etisalat Co.(a)	14,520	93,389
Jarir Marketing Co.	2,022	85,125
National Commercial Bank	54,870	673,954
Riyad Bank	55,131	358,443
Sahara International Petrochemical Co.	14,239	68,327
Samba Financial Group	46,040	351,239
Saudi Arabian Fertilizer Co.	8,326	178,309
Saudi Arabian Mining Co.(a)	20,212	245,145
Saudi Basic Industries Corp.	37,584	922,358
Saudi British Bank	19,708	160,014
Saudi Cement Co.	5,582	106,116
Saudi Electricity Co.	40,008	227,213
Saudi Kayan Petrochemical Co.(a)	43,107	117,165
Saudi Telecom Co.	18,560	538,092
The Savola Group(a)	12,960	106,583
Yanbu National Petrochemical Co.	12,736	181,812

		6,318,204

Singapore — 0.8%
Ascendas Real Estate Investment Trust	136,378	307,999
BOC Aviation Ltd.(d)	12,300	113,517
CapitaLand Commercial Trust	124,412	186,416
CapitaLand Ltd.	111,900	286,036
CapitaLand Mall Trust	85,800	163,337
City Developments Ltd.	17,400	123,777
ComfortDelGro Corp. Ltd.	98,300	170,792
DBS Group Holdings Ltd.(b)	76,984	1,392,726
Genting Singapore Ltd.	233,000	148,352
Golden Agri-Resources Ltd.	270,000	43,947
Jardine Cycle & Carriage Ltd.	4,444	96,518
Keppel Corp. Ltd.(b)	63,000	270,552
Oversea-Chinese Banking Corp. Ltd.	139,249	1,094,691
SATS Ltd.	24,800	86,962
Sembcorp Industries Ltd.(b)	40,000	60,228
Singapore Airlines Ltd.	28,600	189,168
Singapore Exchange Ltd.	42,100	258,285
Singapore Press Holdings Ltd.	37,200	56,021
Singapore Technologies Engineering Ltd.	68,700	190,967
Singapore Telecommunications Ltd.(b)	349,400	783,960
Suntec Real Estate Investment Trust	137,100	188,611
United Overseas Bank Ltd.	56,100	1,042,619
UOL Group Ltd.	22,000	119,470
Venture Corp. Ltd.	11,200	124,190
Wilmar International Ltd.	97,900	264,230

		7,763,371

South Africa — 1.3%
Absa Group, Ltd.	29,233	295,250
Anglo American Platinum Ltd.	2,774	167,233
Anglo American PLC	44,200	1,015,803

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
AngloGold Ashanti Ltd.(b)	19,921	$368,364
Aspen Pharmacare Holdings Ltd.	18,439	104,806
Bid Corp. Ltd.(b)	14,178	301,313
Bidvest Group Ltd.(b)	15,555	196,060
Capitec Bank Holdings Ltd.	2,289	194,582
Clicks Group Ltd.	10,206	144,879
Discovery Ltd.	20,716	156,193
Exxaro Resources Ltd.	14,243	122,844
FirstRand Ltd.(b)	153,955	632,535
Fortress REIT Ltd., Class A	67,528	91,851
Foschini Group Ltd.	6,728	72,679
Gold Fields Ltd.	38,623	192,595
Growthpoint Properties Ltd.(b)	122,689	187,289
Investec Ltd.	7,549	39,801
Investec PLC	31,614	162,635
Kumba Iron Ore Ltd.	2,943	72,715
Liberty Holdings Ltd.	1,922	14,264
Life Healthcare Group Holdings Ltd.	22,772	34,093
Momentum Metropolitan Holdings(b)	20,454	25,188
Mr Price Group Ltd.	10,819	113,180
MTN Group Ltd.	83,776	533,047
MultiChoice Group Ltd.(a)	17,367	135,199
Naspers Ltd., Class N	19,597	2,967,166
Nedbank Group Ltd.	20,449	306,412
Netcare Ltd.	28,346	32,814
Old Mutual Ltd.(b)	220,791	281,768
Pick n Pay Stores Ltd.	28,036	110,219
PSG Group Ltd.	2,684	37,424
Rand Merchant Investment Holdings Ltd.	48,390	95,662
Redefine Properties Ltd.	238,334	123,219
Remgro Ltd.(b)	22,131	238,406
RMB Holdings Ltd.(b)	27,643	137,137
Sanlam Ltd.	86,962	428,321
Sappi Ltd.	29,677	73,580
Sasol Ltd.	24,215	407,264
Shoprite Holdings Ltd.	21,012	170,153
Spar Group Ltd.	4,305	54,330
Standard Bank Group Ltd.	58,001	669,166
Telkom SA SOC Ltd.	11,210	52,258
Tiger Brands Ltd.	7,701	107,046
Truworths International Ltd.	20,564	71,974
Vodacom Group Ltd.	34,594	273,603
Woolworths Holdings Ltd.(b)	39,270	142,955

		12,155,275

South Korea — 3.0%
Amorepacific Corp.	1,381	162,035
Amorepacific Group	739	40,376
BGF retail Co. Ltd.	426	70,114
BNK Financial Group, Inc.	6,269	37,626
Celltrion Healthcare Co. Ltd.(a)	3,172	133,372
Celltrion Pharm, Inc.(a)	1,944	56,849
Celltrion, Inc.(a)	3,934	538,188

Security	Shares	Value

South Korea (continued)
Cheil Worldwide, Inc.	4,081	$84,612
CJ CheilJedang Corp.	487	95,362
CJ Corp.	848	58,084
CJ ENM Co. Ltd.	390	55,208
CJ Logistics Corp.(a)	414	49,952
Daelim Industrial Co. Ltd.	1,073	93,243
Daewoo Engineering & Construction Co. Ltd.(a)	19,237	77,651
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	3,397	86,696
DB Insurance Co. Ltd.	1,949	83,950
Doosan Bobcat, Inc.	2,907	85,953
E-MART Inc.	545	51,374
Fila Korea Ltd.	2,176	105,274
GS Engineering & Construction Corp.	4,772	131,479
GS Holdings Corp.	2,934	123,327
Hana Financial Group, Inc.	13,571	399,489
Hankook Tire & Technology Co. Ltd.	4,552	122,552
Hanmi Pharm Co. Ltd.	230	52,997
Hanmi Science Co. Ltd.	788	26,067
Hanon Systems	4,595	46,082
Hanwha Chemical Corp.	4,037	60,558
Hanwha Corp.	1,508	31,795
Hanwha Life Insurance Co. Ltd.	7,120	14,163
HDC Hyundai Development Co-Engineering & Construction, Class E	1,311	35,984
Helixmith Co. Ltd.(a)	780	43,236
HLB, Inc.(a)	1,313	66,198
Hotel Shilla Co. Ltd.	1,174	84,524
Hyundai Department Store Co. Ltd.	314	20,487
Hyundai Engineering & Construction Co. Ltd.	3,298	127,386
Hyundai Glovis Co. Ltd.	1,004	130,780
Hyundai Heavy Industries Holdings Co. Ltd.	422	123,144
Hyundai Marine & Fire Insurance Co. Ltd.	4,560	100,539
Hyundai Mobis Co. Ltd.	3,088	649,848
Hyundai Motor Co.	7,139	799,318
Hyundai Steel Co.	3,455	112,246
Industrial Bank of Korea	10,461	115,400
Kakao Corp.	2,067	234,016
Kangwon Land, Inc.	3,796	93,777
KB Financial Group, Inc.	16,791	599,296
KCC Corp.	266	48,458
Kia Motors Corp.	10,630	405,291
Korea Aerospace Industries Ltd.	2,844	92,964
Korea Electric Power Corp.(a)	10,419	225,411
Korea Gas Corp.	753	24,911
Korea Investment Holdings Co. Ltd.	1,486	93,357
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	1,655	171,334
Korea Zinc Co. Ltd.	398	148,972
Korean Air Lines Co. Ltd.	4,193	80,260

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
KT&G Corp.	5,115	$451,272
Kumho Petrochemical Co. Ltd.	423	25,294
LG Chem Ltd.	1,889	472,341
LG Corp.	4,097	239,761
LG Display Co. Ltd.(a)	10,040	118,769
LG Electronics, Inc.	4,945	278,392
LG Household & Health Care Ltd.	441	481,317
LG Innotek Co. Ltd.	809	77,047
LG Uplus Corp.	5,800	66,088
Lotte Chemical Corp.	865	170,589
Lotte Corp.	2,177	65,913
Lotte Shopping Co. Ltd.	260	28,003
Medy-Tox, Inc.	337	101,355
Mirae Asset Daewoo Co. Ltd.	9,107	57,025
NAVER Corp.	6,346	832,374
NCSoft Corp.	791	344,444
Netmarble Corp.(a)(d)	1,516	119,584
NH Investment & Securities Co. Ltd.	5,312	56,334
OCI Co. Ltd.	1,017	59,058
Orange Life Insurance Ltd.(d)	2,814	63,573
Orion Corp.	907	74,522
Pan Ocean Co. Ltd.(a)	23,834	90,978
Pearl Abyss Corp.(a)	511	84,563
POSCO	3,587	679,944
POSCO Chemtech Co. Ltd.	1,891	69,701
Posco International Corp.	1,160	18,524
S-1 Corp.	442	36,250
S-Oil Corp.	2,657	220,296
Samsung Biologics Co. Ltd.(a)(d)	698	179,151
Samsung C&T Corp.	4,015	300,821
Samsung Card Co. Ltd.	1,210	35,534
Samsung Electro-Mechanics Co. Ltd.	2,111	181,651
Samsung Electronics Co. Ltd.	212,366	8,695,119
Samsung Engineering Co. Ltd.(a)	6,952	97,521
Samsung Fire & Marine Insurance Co. Ltd.	1,332	248,183
Samsung Heavy Industries Co. Ltd.(a)	24,292	159,773
Samsung Life Insurance Co. Ltd.	3,145	186,891
Samsung SDI Co. Ltd.	2,368	440,848
Samsung SDS Co. Ltd.	1,413	224,858
Samsung Securities Co. Ltd.	2,723	80,341
Shinhan Financial Group Co. Ltd.	17,571	613,983
Shinsegae Inc.	335	73,400
SillaJen, Inc.(a)	2,140	14,537
SK Holdings Co. Ltd.	1,542	262,856
SK Hynix, Inc.	24,755	1,700,180
SK Innovation Co. Ltd.	2,988	413,756
SK Telecom Co. Ltd.	831	167,451
Woongjin Coway Co. Ltd.	2,504	177,373
Woori Financial Group, Inc.	13,531	140,653

Security	Shares	Value

South Korea (continued)
Yuhan Corp.	353	$67,371

		27,447,127

Spain — 1.9%
ACS Actividades de Construccion y Servicios SA	12,585	502,846
Aena SME SA(d)	3,059	559,960
Amadeus IT Group SA	19,912	1,426,727
Banco Bilbao Vizcaya Argentaria SA	283,615	1,476,354
Banco de Sabadell SA	229,132	222,148
Banco Santander SA	742,904	3,022,749
Bankia SA	45,598	86,036
Bankinter SA	28,922	182,506
CaixaBank SA	176,221	462,225
Cellnex Telecom SAU(a)(d)	8,902	367,684
Enagas SA	6,137	141,866
Endesa SA	16,138	424,521
Ferrovial SA	21,187	612,161
Grifols SA	14,947	440,609
Iberdrola SA	261,417	2,717,107
Industria de Diseno Textil SA	47,740	1,477,437
Mapfre SA	66,978	180,389
Naturgy Energy Group SA	14,485	384,182
Red Electrica Corp. SA	15,684	317,691
Repsol SA	67,676	1,055,474
Siemens Gamesa Renewable Energy SA	10,554	143,177
Telefonica SA	211,379	1,615,177

		17,819,026

Sweden — 1.6%
Alfa Laval AB	11,214	221,186
Assa Abloy AB, Class B	44,299	984,818
Atlas Copco AB, A Shares	28,697	883,670
Atlas Copco AB, B Shares	18,943	512,959
Boliden AB	15,022	345,004
Electrolux AB, Class B	12,152	287,884
Epiroc AB, Class A	32,873	356,019
Epiroc AB, Class B	15,828	163,338
Essity AB, Class B	26,835	783,002
Hennes & Mauritz AB, Class B	35,427	686,729
Hexagon AB, Class B	11,036	531,605
Husqvarna AB, Class B	14,305	108,788
ICA Gruppen AB	4,800	221,681
Industrivarden AB, Class C	8,883	194,325
Investor AB, Class B	18,504	903,685
Kinnevik AB, Class B	10,274	270,121
L E Lundbergforetagen AB, B Shares	3,263	122,718
Lundin Petroleum AB	9,142	274,064
Sandvik AB	49,506	770,707
Securitas AB, Class B	13,331	204,138
Skandinaviska Enskilda Banken AB, Class A	69,130	635,215
Skanska AB, Class B	16,387	331,757

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
SKF AB, Class B	17,305	$285,760
Svenska Handelsbanken AB, Class A	73,175	684,558
Swedbank AB, Class A	41,522	597,987
Swedish Match AB	8,807	364,240
Tele2 AB, Class B	26,650	396,350
Telefonaktiebolaget LM Ericsson, Class B	142,056	1,134,506
Telia Co. AB	123,818	553,900
Volvo AB, Class B	65,184	914,735

		14,725,449

Switzerland — 6.5%
ABB Ltd., Registered Shares	82,404	1,620,547
Adecco Group AG, Registered Shares	7,309	404,464
Alcon, Inc.(a)	17,746	1,035,122
Baloise Holding AG, Registered Shares	2,014	360,858
Barry Callebaut AG, Registered Shares	93	191,815
Chocoladefabriken Lindt & Spruengli AG	47	347,128
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	5	413,807
Cie Financiere Richemont SA, Registered Shares	23,406	1,715,324
Clariant AG, Registered Shares(a)	8,166	159,054
Coca-Cola HBC AG(a)	8,806	287,608
Credit Suisse Group AG, Registered Shares(a)	115,744	1,415,909
Dufry AG, Registered Shares(a)	1,558	130,329
EMS-Chemie Holding AG, Registered Shares	450	280,393
Geberit AG, Registered Shares	1,722	822,918
Givaudan SA, Registered Shares	438	1,222,467
Glencore PLC(a)	476,385	1,435,609
Julius Baer Group Ltd.(a)	9,081	402,206
Kuehne + Nagel International AG, Registered Shares	2,676	393,780
LafargeHolcim Ltd., Registered Shares(a)	22,187	1,092,571
Lonza Group AG, Registered Shares(a)	3,357	1,136,045
Nestle SA, Registered Shares	136,884	14,845,680
Novartis AG, Registered Shares	95,847	8,318,268
Pargesa Holding SA, Bearer Shares	1,995	153,452
Partners Group Holding AG	838	643,547
Roche Holding AG	31,162	9,073,267
Schindler Holding AG, Participation Certificates	1,755	392,747
Schindler Holding AG, Registered Shares	757	168,882
SGS SA, Registered Shares	229	567,673
Sika AG, Registered Shares	5,536	809,982
Sonova Holding AG, Registered Shares	2,263	526,556
STMicroelectronics NV	30,473	589,707
Straumann Holding AG, Registered Shares	365	298,551
Swatch Group AG, Bearer Shares	1,402	372,233

Security	Shares	Value

Switzerland (continued)
Swatch Group AG, Registered Shares	1,924	$96,690
Swiss Life Holding AG, Registered Shares	1,439	687,986
Swiss Prime Site AG, Registered Shares(a)	3,413	334,011
Swiss Re AG	13,438	1,402,171
Swisscom AG, Registered Shares	1,200	592,047
Temenos AG, Registered Shares(a)	2,771	464,004
UBS Group AG, Registered Shares(a)	168,868	1,917,402
Vifor Pharma AG	2,169	346,669
Zurich Insurance Group AG	6,974	2,671,096

		60,140,575

Taiwan — 2.9%
Acer, Inc.	69,504	39,864
Advantech Co. Ltd.	11,873	104,437
Airtac International Group	8,000	95,318
ASE Technology Holding Co. Ltd.	146,343	333,194
Asia Cement Corp.	94,233	131,519
Asustek Computer, Inc.	38,220	254,348
AU Optronics Corp.	414,000	104,571
Catcher Technology Co. Ltd.	27,000	204,393
Cathay Financial Holding Co. Ltd.	335,935	442,780
Chailease Holding Co. Ltd.	44,423	179,405
Chang Hwa Commercial Bank Ltd.	234,686	163,710
Cheng Shin Rubber Industry Co. Ltd.	66,436	98,065
Chicony Electronics Co. Ltd.	15,856	46,706
China Airlines Ltd.	103,687	30,342
China Development Financial Holding Corp.	577,765	172,080
China Life Insurance Co. Ltd.(a)	132,016	104,663
China Steel Corp.	580,638	430,403
Chunghwa Telecom Co. Ltd.	158,000	565,039
Compal Electronics, Inc.	192,000	110,774
CTBC Financial Holding Co. Ltd.	681,601	452,438
Delta Electronics, Inc.	86,000	367,427
E.Sun Financial Holding Co. Ltd.	443,315	375,018
Eclat Textile Co. Ltd.	7,303	98,068
Eva Airways Corp.	83,492	36,722
Evergreen Marine Corp. Taiwan Ltd.(a)	103,629	43,430
Far Eastern New Century Corp.	95,607	88,169
Far EasTone Telecommunications Co. Ltd.	95,000	221,911
Feng TAY Enterprise Co. Ltd.	17,765	127,326
First Financial Holding Co. Ltd.	484,461	340,197
Formosa Chemicals & Fibre Corp.	128,360	358,870
Formosa Petrochemical Corp.	50,000	158,199
Formosa Plastics Corp.	180,040	548,455
Formosa Taffeta Co. Ltd.	31,000	33,774
Foxconn Technology Co. Ltd.	43,007	89,689
Fubon Financial Holding Co. Ltd.	278,952	400,496
Giant Manufacturing Co. Ltd.	10,000	68,021
Globalwafers Co. Ltd.	8,000	80,682
Highwealth Construction Corp.	62,400	100,349

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Hiwin Technologies Corp.	12,396	$108,046
Hon Hai Precision Industry Co. Ltd.	557,800	1,316,194
Hotai Motor Co. Ltd.	13,000	197,455
Hua Nan Financial Holdings Co. Ltd.	436,123	294,373
Innolux Corp.	428,494	91,113
Inventec Corp.	92,470	63,785
Largan Precision Co. Ltd.	5,000	715,204
Lite-On Technology Corp.	99,816	158,572
MediaTek, Inc.	69,255	823,976
Mega Financial Holding Co. Ltd.	505,110	467,893
Micro-Star International Co. Ltd.	37,000	107,565
Nan Ya Plastics Corp.	214,790	482,488
Nanya Technology Corp.	50,000	129,869
Nien Made Enterprise Co. Ltd.	9,000	78,890
Novatek Microelectronics Corp.	23,000	131,991
Pegatron Corp.	57,000	99,204
Phison Electronics Corp.	15,000	133,401
Pou Chen Corp.	92,000	117,936
Powertech Technology, Inc.	31,100	87,390
President Chain Store Corp.	26,000	243,031
Quanta Computer, Inc.	138,000	251,758
Realtek Semiconductor Corp.	23,240	172,303
Ruentex Development Co. Ltd.(a)	34,384	45,993
Ruentex Industries Ltd.(a)	10,512	22,676
Shanghai Commercial & Savings Bank Ltd.	154,000	258,695
Shin Kong Financial Holding Co. Ltd.(a)	303,244	91,760
SinoPac Financial Holdings Co. Ltd.	547,741	213,569
Standard Foods Corp.	7,342	14,688
Synnex Technology International Corp.	58,500	68,418
TaiMed Biologics, Inc.(a)	18,000	86,306
Taishin Financial Holding Co. Ltd.	356,976	159,311
Taiwan Business Bank	285,886	117,419
Taiwan Cement Corp.	171,859	219,585
Taiwan Cooperative Financial Holding Co. Ltd.	447,056	295,258
Taiwan High Speed Rail Corp.	146,000	166,095
Taiwan Mobile Co. Ltd.	67,800	244,761
Taiwan Semiconductor Manufacturing Co. Ltd.	1,081,000	9,600,932
Tatung Co. Ltd.(a)	195,000	106,917
Uni-President Enterprises Corp.	207,950	501,813
United Microelectronics Corp.	527,000	225,976
Vanguard International Semiconductor Corp.	38,000	76,615
Walsin Technology Corp.	13,000	73,172
Win Semiconductors Corp.	16,000	143,129
Winbond Electronics Corp.	163,000	93,730
Wistron Corp.	133,161	107,465
WPG Holdings Ltd.	78,448	96,508
Yageo Corp.	10,783	85,673
Yuanta Financial Holding Co. Ltd.	432,260	257,927

Security	Shares	Value

Taiwan (continued)
Zhen Ding Technology Holding Ltd.	14,710	$52,654

		27,300,334

Thailand — 0.7%
Advanced Info Service PCL — NVDR	62,600	450,649
Airports of Thailand PCL — NVDR	214,700	524,963
Bangkok Bank PCL, Foreign Registered Shares	25,100	144,341
Bangkok Dusit Medical Services PCL, NVDR(b)	432,400	342,090
Banpu PCL — NVDR	227,900	87,943
BTS Group Holdings PCL — NVDR	513,400	224,787
Bumrungrad Hospital PCL — NVDR	22,400	93,693
Central Pattana PCL — NVDR	102,400	227,761
Charoen Pokphand Foods PCL — NVDR	204,000	175,155
CP ALL PCL — NVDR	257,700	683,985
Energy Absolute PCL — NVDR	98,300	154,303
Home Product Center PCL — NVDR	339,932	190,197
Indorama Ventures PCL — NVDR(b)	97,000	103,024
IRPC PCL — NVDR(b)	492,400	59,214
Kasikornbank PCL — NVDR(b)	35,100	179,637
Kasikornbank PCL, Foreign Registered Shares	58,200	299,399
Krung Thai Bank PCL — NVDR	285,275	160,573
Land & Houses PCL — NVDR	307,700	96,543
Minor International PCL — NVDR	146,680	179,852
PTT Exploration & Production PCL — NVDR	76,522	302,889
PTT Global Chemical PCL — NVDR	115,068	202,348
PTT PCL — NVDR	519,900	786,250
Siam Cement PCL — NVDR	42,200	562,738
Siam Commercial Bank PCL — NVDR	41,800	161,327
Thai Oil PCL — NVDR	51,600	117,688
Thai Union Group PCL — NVDR	231,400	126,359
TMB Bank PCL — NVDR(b)	271,500	13,931
True Corp. PCL — NVDR	783,140	134,354

		6,785,993

Turkey — 0.1%
Akbank TAS(a)	148,211	212,687
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,158	54,869
Arcelik AS(a)	20,968	70,641
BIM Birlesik Magazalar AS	17,408	151,422
Eregli Demir ve Celik Fabrikalari TAS	51,754	62,675
Ford Otomotiv Sanayi AS	2,700	28,399
Haci Omer Sabanci Holding AS	32,457	54,942
KOC Holding AS	17,992	60,140
TAV Havalimanlari Holding AS	2,171	9,061
Tupras Turkiye Petrol Rafinerileri AS	5,076	128,990
Turk Hava Yollari AO(a)	26,638	58,293
Turkcell Iletisim Hizmetleri AS	33,444	77,003
Turkiye Garanti Bankasi AS(a)	101,489	183,246
Turkiye Is Bankasi AS, Class C(a)	88,347	97,861

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Turkiye Sise ve Cam Fabrikalari AS	47,105	$38,917

		1,289,146

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	124,127	265,889
Aldar Properties PJSC	145,452	82,869
DP World PLC	10,522	147,073
Dubai Islamic Bank PJSC	48,113	68,747
Emaar Malls PJSC	81,000	41,458
Emaar Properties PJSC	172,958	217,400
Emirates Telecommunications Group Co. PJSC	97,764	439,161
First Abu Dhabi Bank PJSC	118,811	487,279
NMC Health PLC	4,897	163,213

		1,913,089

United Kingdom — 9.2%
3i Group PLC	43,115	617,077
Admiral Group PLC	8,197	213,159
Ashtead Group PLC	20,678	575,045
Associated British Foods PLC	15,586	441,221
AstraZeneca PLC	58,820	5,251,980
Auto Trader Group PLC(d)	41,090	257,538
Aviva PLC	168,807	828,705
BAE Systems PLC	143,357	1,003,970
Barclays PLC	763,962	1,407,600
Barratt Developments PLC	42,917	341,647
Berkeley Group Holdings PLC	6,196	318,130
BP PLC	902,810	5,715,472
British American Tobacco PLC	103,911	3,837,456
British Land Co. PLC	46,491	334,447
BT Group PLC	360,936	791,681
Bunzl PLC	15,074	394,025
Burberry Group PLC	16,728	446,832
Centrica PLC	236,230	214,211
CNH Industrial NV	47,161	480,246
Coca-Cola European Partners PLC(b)	10,283	570,192
Compass Group PLC	71,496	1,839,785
Croda International PLC	5,538	330,817
DCC PLC	4,703	410,169
Diageo PLC	106,352	4,344,509
Direct Line Insurance Group PLC	67,525	249,134
easyJet PLC	9,017	127,263
Experian PLC	38,122	1,219,107
Fiat Chrysler Automobiles NV	50,913	659,721
G4S PLC	67,608	157,455
GlaxoSmithKline PLC	220,033	4,716,317
GVC Holdings PLC	31,705	289,606
Halma PLC	15,372	372,086
Hargreaves Lansdown PLC	12,676	323,644
HSBC Holdings PLC	899,186	6,889,794
Imperial Brands PLC	41,791	938,466
Informa PLC	55,152	577,602
InterContinental Hotels Group PLC	6,878	429,224

Security	Shares	Value

United Kingdom (continued)
Intertek Group PLC	6,932	$466,608
ITV PLC	151,643	234,882
J. Sainsbury PLC	72,193	194,805
John Wood Group PLC	38,146	177,841
Johnson Matthey PLC	7,947	298,496
Kingfisher PLC	97,026	246,580
Land Securities Group PLC(b)	31,499	331,748
Legal & General Group PLC	278,803	850,996
Lloyds Banking Group PLC	3,141,507	2,082,565
London Stock Exchange Group PLC	13,592	1,220,557
Marks & Spencer Group PLC	78,862	178,620
Meggitt PLC	30,833	240,528
Melrose Industries PLC	214,759	532,062
Merlin Entertainments PLC(d)	38,211	212,613
Micro Focus International PLC	16,756	235,458
Mondi PLC	20,721	396,835
National Grid PLC	154,562	1,673,488
Next PLC	6,073	461,641
Ocado Group PLC(a)	18,807	305,908
Pearson PLC	33,637	305,026
Persimmon PLC	15,288	407,733
Prudential PLC	113,634	2,059,187
Reckitt Benckiser Group PLC	31,751	2,479,098
RELX PLC	87,479	2,077,601
Rentokil Initial PLC	86,686	498,395
Rolls-Royce Holdings PLC(a)	77,832	756,281
Royal Bank of Scotland Group PLC	228,688	582,900
RSA Insurance Group PLC	43,531	285,611
Sage Group PLC	45,514	386,785
Schroders PLC	4,883	184,572
Segro PLC	43,355	432,225
Severn Trent PLC	12,635	336,309
Smith & Nephew PLC	40,470	974,594
Smiths Group PLC	19,423	374,783
Spirax-Sarco Engineering PLC	2,919	281,227
SSE PLC	50,232	768,441
St. James’s Place PLC	24,806	298,358
Standard Chartered PLC	119,546	1,003,459
Standard Life Aberdeen PLC	123,732	434,561
Taylor Wimpey PLC	136,947	271,830
Tesco PLC	430,493	1,272,739
Unilever NV	66,972	4,021,495
Unilever PLC	47,700	2,866,863
United Utilities Group PLC	27,989	284,103
Vodafone Group PLC	1,221,600	2,433,799
Weir Group PLC	9,549	167,277
Whitbread PLC	7,780	410,622
WM Morrison Supermarkets PLC	100,540	247,552
WPP PLC	56,145	703,012

		85,864,002

United States — 0.2%
Bausch Health Cos., Inc.(a)	12,671	276,403
Carnival PLC	6,650	275,179

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

United States (continued)
Ferguson PLC		10,085	$736,011
JBS SA		46,536	367,252
QIAGEN NV(a)		10,028	328,404
Titan Cement International SA(a)		1,660	34,558

			2,017,807

Zambia — 0.0%
First Quantum Minerals Ltd.		29,878	251,004

Total Common Stocks — 97.6% (Cost — $774,604,256)			906,668,671

	Par (000)

Corporate Bonds — 0.0%

India — 0.0%
Britannia Industries Ltd., 8.00%, 08/28/22	INR	75	1,084

Total Corporate Bonds — 0.0% (Cost — $1,074)			1,084

	Shares

Preferred Stocks — 1.0%

Brazil — 0.4%
Banco Bradesco SA, Preference Shares		173,879	1,419,506
Braskem SA, Preference ‘A’ Shares, Class A(a)		11,000	86,095
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares		687	6,948
Cia Brasileira de Distribuicao, Preference Shares		7,649	146,907
Cia Energetica de Minas Gerais, Preference Shares		34,268	118,187
Gerdau SA, Preference Shares		22,902	72,537
Itausa — Investimentos Itau SA, Preference Shares		183,445	581,909
Lojas Americanas SA, Preference Shares		35,184	169,021
Petroleo Brasileiro SA, Preference Shares		174,938	1,159,952
Telefonica Brasil SA, Preference Shares		19,455	257,249

			4,018,311

Chile — 0.0%
Embotelladora Andina SA, Preference ‘B’ Shares		9,220	30,853

Security	Shares	Value

Chile (continued)
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	4,912	$135,204

		166,057

Colombia — 0.1%
Bancolombia SA, Preference Shares	29,726	367,304
Grupo Aval Acciones y Valores SA, Preference Shares	125,734	46,969
Grupo de Inversiones Suramericana SA, Preference Shares	5,800	48,967

		463,240

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares	3,454	191,878
Fuchs Petrolub SE, Preference Shares	3,377	126,650
Henkel AG & Co. KGaA, Preference Shares	7,725	764,382
Porsche Automobil Holding SE, Preference Shares	6,325	410,030
Volkswagen AG, Preference Shares	8,199	1,394,529

		2,887,469

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares	395,000	228,046
Transneft PJSC, Preference Shares	32	73,913

		301,959

South Korea — 0.2%
Amorepacific Corp., Preference Shares	382	23,408
Hyundai Motor Co., Preference Shares	852	54,380
Hyundai Motor Co., Second Preference Shares	1,756	124,551
LG Chem Ltd., Preference Shares	179	25,051
Samsung Electronics Co. Ltd., Preference Shares	34,775	1,147,891

		1,375,281

Total Preferred Stocks — 1.0% (Cost — $7,627,564)		9,212,317

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights — 0.0%

Australia — 0.0%
Harvey Norman Holdings Ltd. (Expires 10/11/19)(a)(b)	943	$1,142

Thailand — 0.0%
TMB Bank Public Co. (Expires 11/26/19)(a)	187,950	1,045

Total Rights — 0.0% (Cost — $—)		2,187

Total Long-Term Investments — 98.6% (Cost — $782,232,894)		915,884,259

Security	Shares	Value

Short-Term Securities — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(f)(g)(h)	21,190,615	$21,201,210
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(f)(h)	6,468,167	6,468,167

Total Short-Term Securities — 3.0% (Cost — $27,662,433)		27,669,377

Total Investments — 101.6% (Cost — $809,895,327)		943,553,636

Liabilities in Excess of Other Assets — (1.6)%		(14,918,842)

Net Assets — 100.0%		$928,634,794

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of security was purchased with the cash collateral from loaned securities.
(h)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	26,138,501	(4,947,886)	21,190,615	$21,201,210	$217,376	(b)	$16,348	$4,670
BlackRock Cash Funds: Treasury, SL Agency Shares	2,472,228	3,995,939	6,468,167	6,468,167	112,211		—	—

				$27,669,377	$329,587		$16,348	$4,670

(a)	Includes net capital gain distributions, if applicable.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR	American Depositary Receipts

AGC	Assured Guarantee Corp.

ALL	Albanian Lek

CLP	Chilean Peso

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

NVDR	Non-voting Depository Receipts

PCL	Public Company Limited

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	27	12/19/19	$1,015	$(4,543)
E-Mini MSCI EAFE Index	86	12/20/19	8,163	(37,723)
MSCI Emerging Markets Index	39	12/20/19	1,954	(44,608)

				$(86,874)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$486,354	$—	$—	$486,354
Australia	537,004	47,076,074	—	47,613,078
Austria	—	1,401,289	—	1,401,289
Belgium	—	6,290,334	—	6,290,334
Brazil	13,626,200	—	—	13,626,200
Canada	62,855,196	—	—	62,855,196
Chile	2,188,432	200,114	—	2,388,546
China	18,949,112	56,227,683	225	75,177,020

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Colombia	$445,446	$157,907	$—	$603,353
Czech Republic	—	423,022	—	423,022
Denmark	—	10,819,134	—	10,819,134
Egypt	239,907	—	—	239,907
Finland	328,970	6,678,863	—	7,007,833
France	1,775,786	66,258,225	—	68,034,011
Germany	2,979,798	46,612,052	—	49,591,850
Greece	—	790,186	2	790,188
Hong Kong	464,522	20,374,001	510	20,839,033
Hungary	50,088	615,763	—	665,851
India	5,955,508	15,156,703	—	21,112,211
Indonesia	—	4,986,793	—	4,986,793
Ireland	1,768,232	2,116,924	—	3,885,156
Israel	1,245,030	2,242,743	—	3,487,773
Italy	—	12,695,464	—	12,695,464
Japan	226,221	151,467,207	—	151,693,428
Luxembourg	106,737	1,151,912	—	1,258,649
Macau	—	1,385,794	—	1,385,794
Malaysia	278,422	4,629,702	—	4,908,124
Mexico	6,023,279	94,736	—	6,118,015
Netherlands	2,751,291	27,493,035	—	30,244,326
New Zealand	—	1,514,987	—	1,514,987
Norway	—	4,088,456	—	4,088,456
Pakistan	7,635	16,010	—	23,645
Peru	927,421	—	—	927,421
Philippines	57,091	2,560,947	—	2,618,038
Poland	49,668	2,236,115	—	2,285,783
Portugal	—	926,549	—	926,549
Qatar	604,246	1,654,316	—	2,258,562
Romania	188,430	—	—	188,430
Russia	298,655	9,119,811	—	9,418,466
Saudi Arabia	106,583	6,211,621	—	6,318,204
Singapore	—	7,763,371	—	7,763,371
South Africa	1,080,478	11,074,797	—	12,155,275
South Korea	454,400	26,992,727	—	27,447,127
Spain	86,554	17,732,472	—	17,819,026
Sweden	—	14,725,449	—	14,725,449
Switzerland	413,807	59,726,768	—	60,140,575
Taiwan	244,761	27,055,573	—	27,300,334
Thailand	—	6,785,993	—	6,785,993
Turkey	280,412	1,008,734	—	1,289,146
United Arab Emirates	480,619	1,432,470	—	1,913,089
United Kingdom	570,192	85,293,810	—	85,864,002
United States	678,213	1,339,594	—	2,017,807
Zambia	251,004	—	—	251,004
Corporate Bonds	—	1,084	—	1,084
Preferred Stocks	4,721,521	4,490,796	—	9,212,317
Rights	1,142	1,045	—	2,187
Short-Term Securities	27,669,377	—	—	27,669,377

	$162,453,744	$781,099,155	$737	$943,553,636

Schedule of Investments (unaudited) (continued) September 30, 2019	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(86,874)	$—	$—	$(86,874)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.